UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23373

EXCHANGE PLACE ADVISORS TRUST

(Exact name of registrant as specified in charter)

200 West Madison Street, Suite 2610 Chicago, Illinois 60606
(Address of principal executive offices)	(Zip code)

Alan E. Molotsky, Esq.

Exchange Place Advisors Trust

200 West Madison Street, Suite 2610

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 857-2160

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2024

Item 1. Reports to Stockholders.

(a)

North Square Spectrum Alpha Fund Class A (ORIGX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Spectrum Alpha Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.30%

How did the Fund perform during the reporting period?

The Fund is an allocation strategy designed to bring together experienced active managers that can provide distinctive insights within the smaller capitalization equity marketplace. The strategy combines differentiated funds across style and smaller capitalizations seeking to improve alphagenerating potential in an allocation with a similar risk profile to the Russell 2000® Index.

The interest rate sensitivity of the small cap universe relative to other segments of the market has held back the performance of large sections of the small cap index. Recent equity market volatility from the rapid change in inflation expectations and interest rates has allowed small cap active managers to opportunistically invest across a much broader selection of companies and feel less encumbered by the need to hold a handful of specific index names. The largest holding within the North Square Spectrum Alpha Fund, the North Square Dynamic Small Cap Fund, Class I (32.14%), was the largest contributor to the Fund’s outperformance for the year through their systematic approach to sourcing alpha across a revolving selection of securities. The North Square Advisory Research Small Cap Value Fund, Class I (32.45%) had the greatest performance for the fiscal year, outperforming both the small value index and the primary index. We currently view the small growth segment as higher risk within the small cap universe and reduced the Fund’s exposure in 2024. Small caps in general underperformed the large cap indexes, but the combination of managers within the North Square Spectrum Alpha Fund allowed the Fund to not only outperform the Russell 2000® Index but also the S&P 500® Equal Weight Index (20.94%). Though the investment climate may continue to be difficult, the current selection of managers inspires confidence in our ability to navigate its impact on the small cap universe.

How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

North Square Spectrum Alpha Fund - Class A
Russell 3000® Total Return Index
Russell 2000® Total Return Index
Russell 2000® Index
$40,000
$30,000
$20,000
$10,000
$0
$31,295
$20,918
$18,487
$18,247
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class A
Without Load	28.23%	8.06%	6.97%
With Load	20.83%	6.78%	6.34%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Russell 2000® Total Return Index	20.12%	8.61%	7.66%
Russell 2000® Index	18.32%	7.15%	6.20%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Mutual Funds
94.7%
Exchange-Traded Funds
4.8%
Short-Term Investments
0.8%
Liabilities in Excess of Other Assets
-0.3%

Fund Statistics
Net Assets (In Millions)	$81,600
Number of Holdings	4
Advisory Fee	$160,385
Portfolio turnover	11%

Top Holdings (% of net assets)
Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	69.8%
North Square Advisory Research Small Value Fund, Class I	24.9%
iShares® Russell 2000 ETF	4.8%
First American Treasury Obligations Fund, Class X	0.8%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Spectrum Alpha Fund - Class A (ORIGX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ORIGX

North Square Spectrum Alpha Fund Class I (ORIYX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Spectrum Alpha Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.05%

How did the Fund perform during the reporting period?

The Fund is an allocation strategy designed to bring together experienced active managers that can provide distinctive insights within the smaller capitalization equity marketplace. The strategy combines differentiated funds across style and smaller capitalizations seeking to improve alphagenerating potential in an allocation with a similar risk profile to the Russell 2000® Index.

The interest rate sensitivity of the small cap universe relative to other segments of the market has held back the performance of large sections of the small cap index. Recent equity market volatility from the rapid change in inflation expectations and interest rates has allowed small cap active managers to opportunistically invest across a much broader selection of companies and feel less encumbered by the need to hold a handful of specific index names. The largest holding within the North Square Spectrum Alpha Fund, the North Square Dynamic Small Cap Fund, Class I (32.14%), was the largest contributor to the Fund’s outperformance for the year through their systematic approach to sourcing alpha across a revolving selection of securities. The North Square Advisory Research Small Cap Value Fund, Class I (32.45%) had the greatest performance for the fiscal year, outperforming both the small value index and the primary index. We currently view the small growth segment as higher risk within the small cap universe and reduced the Fund’s exposure in 2024. Small caps in general underperformed the large cap indexes, but the combination of managers within the North Square Spectrum Alpha Fund allowed the Fund to not only outperform the Russell 2000® Index but also the S&P 500® Equal Weight Index (20.94%). Though the investment climate may continue to be difficult, the current selection of managers inspires confidence in our ability to navigate its impact on the small cap universe.

How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

North Square Spectrum Alpha Fund - Class I
Russell 3000® Total Return Index
Russell 2000® Total Return Index
Russell 2000® Index
$3,150,000
$2,520,000
$1,890,000
$1,260,000
$630,000
$0
$3,129,542
$2,091,780
$2,018,810
$1,824,701
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class I	28.78%	8.33%	7.28%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Russell 2000® Total Return Index	20.12%	8.61%	7.66%
Russell 2000® Index	18.32%	7.15%	6.20%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Mutual Funds
94.7%
Exchange-Traded Funds
4.8%
Short-Term Investments
0.8%
Liabilities in Excess of Other Assets
-0.3%

Fund Statistics
Net Assets (In Millions)	$81,600
Number of Holdings	4
Advisory Fee	$160,385
Portfolio turnover	11%

Top Holdings (% of net assets)
Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	69.8%
North Square Advisory Research Small Value Fund, Class I	24.9%
iShares® Russell 2000 ETF	4.8%
First American Treasury Obligations Fund, Class X	0.8%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Spectrum Alpha Fund - Class I (ORIYX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ORIYX

North Square Dynamic Small Cap Fund Class A (ORSAX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.24%

How did the Fund perform during the reporting period?

For the fiscal year ended May 31, 2024, the Fund outperformed its benchmark, the Russell 2000® Total Return Index. We attribute the main drivers of returns to the three categories of insights: Catalyst, Quality, and Relative Value.

Catalyst-related exposures were positive drivers of performance for the measurement period, and it was the best performing theme for the fiscal year ended May 31, 2024. Catalyst insights seek to gather sentiment and actions by a variety of market participants.

Quality exposures were also positive contributors during the period. Quality type characteristics did well during the market uncertainty brought on by the higher-rate environment that was prevalent for the fiscal year ended May 31, 2024. Investors favored quality characteristics like attractive cash-flow features, balance sheet strength and profitable growth as they assessed the impact higher rates would have on companies.

Relative Value-related exposures also generated positive returns during the fiscal year ended. The contribution from valuation insights was relatively broad-based, but the various cash flow metrics, as well as ratio-based composites, delivered the strongest positive performance for the investment theme.

The Fund aims to be diversified across its three main investment themes, and is currently balanced with a tilt towards Catalyst and equal exposures to its Relative Value and Quality themes. While the pace of inflation has been easing, strong readings in the employment market might indicate that the timing of rate cuts might be further out in time than believed a few months ago. We are therefore continuing to maintain relatively larger weight on Catalyst exposures, with the potentially continued frequent and rapid shift in investor sentiment, while still ensuring the Fund is tilted towards fundamentally stronger companies with a relatively attractive pricing.

How has the Fund performed since inception?
Total Return Based on $10,000 Investment

North Square Dynamic Small Cap Fund - Class A
Russell 3000® Total Return Index
Russell 2000® Total Return Index
$15,000
$10,000
$5,000
$0
$12,811
$12,305
$11,899
05/01/23
05/31/23
05/31/24

Average Annual Total Returns
	1 Year	Since Inception (5/1/2023)
North Square Dynamic Small Cap Fund - Class A
Without Load	31.88%	27.97%
With Load	24.30%	21.13%
Russell 3000® Total Return Index	27.58%	25.72%
Russell 2000® Total Return Index	20.12%	17.43%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
16.6%
Consumer Discretionary
15.0%
Industrials
13.1%
Health Care
12.5%
Financials
10.5%
Energy
9.2%
Real Estate
7.1%
Consumer Staples
7.0%
Materials
5.1%
Communications
2.2%
Utilities
1.0%
Short-Term Investments
0.4%
Exchange-Traded Funds
0.2%
Other Assets in Excess of Liabilities
0.1%

Fund Statistics
Net Assets	$248,891,487
Number of Portfolio Holdings	215
Advisory Fee (net of waivers)	$1,081,778
Portfolio Turnover	174%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Itron, Inc.	1.7%
Louisiana-Pacific Corp.	1.6%
Lantheus Holdings, Inc.	1.6%
Cirrus Logic, Inc.	1.6%
BellRing Brands, Inc.	1.6%
Group 1 Automotive, Inc.	1.5%
Boise Cascade Co.	1.5%
CommVault Systems, Inc.	1.4%
Euronet Worldwide, Inc.	1.4%
Matson, Inc.	1.4%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Dynamic Small Cap Fund - Class A (ORSAX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ORSAX

North Square Dynamic Small Cap Fund Class I (ORSIX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%

How did the Fund perform during the reporting period?

For the fiscal year ended May 31, 2024, the Fund outperformed its benchmark, the Russell 2000® Total Return Index. We attribute the main drivers of returns to the three categories of insights: Catalyst, Quality, and Relative Value.

Catalyst-related exposures were positive drivers of performance for the measurement period, and it was the best performing theme for the fiscal year ended May 31, 2024. Catalyst insights seek to gather sentiment and actions by a variety of market participants.

Quality exposures were also positive contributors during the period. Quality type characteristics did well during the market uncertainty brought on by the higher-rate environment that was prevalent for the fiscal year ended May 31, 2024. Investors favored quality characteristics like attractive cash-flow features, balance sheet strength and profitable growth as they assessed the impact higher rates would have on companies.

Relative Value-related exposures also generated positive returns during the fiscal year ended. The contribution from valuation insights was relatively broad-based, but the various cash flow metrics, as well as ratio-based composites, delivered the strongest positive performance for the investment theme.

The Fund aims to be diversified across its three main investment themes, and is currently balanced with a tilt towards Catalyst and equal exposures to its Relative Value and Quality themes. While the pace of inflation has been easing, strong readings in the employment market might indicate that the timing of rate cuts might be further out in time than believed a few months ago. We are therefore continuing to maintain relatively larger weight on Catalyst exposures, with the potentially continued frequent and rapid shift in investor sentiment, while still ensuring the Fund is tilted towards fundamentally stronger companies with a relatively attractive pricing.

How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

North Square Dynamic Small Cap Fund - Class I
Russell 3000® Total Return Index
Russell 2000® Total Return Index
$3,150,000
$2,520,000
$1,890,000
$1,260,000
$630,000
$0
$3,129,542
$2,844,639
$2,091,780
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Dynamic Small Cap Fund - Class I	32.14%	14.03%	11.03%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Russell 2000® Total Return Index	20.12%	8.61%	7.66%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Fund Statistics
Net Assets	$248,891,487
Number of Portfolio Holdings	215
Advisory Fee (net of waivers)	$1,081,778
Portfolio Turnover	174%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Itron, Inc.	1.7%
Louisiana-Pacific Corp.	1.6%
Lantheus Holdings, Inc.	1.6%
Cirrus Logic, Inc.	1.6%
BellRing Brands, Inc.	1.6%
Group 1 Automotive, Inc.	1.5%
Boise Cascade Co.	1.5%
CommVault Systems, Inc.	1.4%
Euronet Worldwide, Inc.	1.4%
Matson, Inc.	1.4%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Dynamic Small Cap Fund - Class I (ORSIX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ORSIX

North Square Multi Strategy Fund Class A (ORILX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Multi Strategy Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.94%

How did the Fund perform during the reporting period?

The Fund combines investments in growth and income strategies within a strategic allocation portfolio. The strategy seeks to bring together active and passive solutions into a thoughtfully diversified, actively managed portfolio that can help the portfolio adapt to the opportunities and challenges that develop across asset classes.

In the start of 2024, the S&P 500® achieved successive levels of all-time highs, exceeding initial expectations for the market. The performance of the individual companies has been mixed with a handful of companies acting as the primary driver for returns. Despite economic releases suggestive of a more resilient US economy, the pathway of future monetary policy remains the leading determinant for financial markets. Implications for elongated inflationary was challenged as the decline in the rate of inflation has plateaued and seeped across the various parts of the market. The previous year closed with broad anticipation of several rate cuts from the Federal Reserve only to see forecasts quickly shift in 2024. Renewed volatility within the Treasury market partially reversed late 2023 gains within the Bloomberg U.S. Aggregate Bond Index (-1.64% YTD) and the more rate sensitive small cap segment while thematic elements and growth equities appeared more favorable.

Despite the lack of breadth in the current rally, we are patient in our core-value equity allocation. In this uncertain economic environment, equity markets remain sensitive to further drawdowns that could sharply impact the stocks that have seen the strongest gains in recent months. Fixed income yields have become more compelling long run investments and have a greater potential to fulfill their risk mitigating role within the broader portfolio. If the economy avoids further setbacks, our equity allocation should benefit from a more broad-based recovery.

How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

North Square Multi Strategy Fund - Class A
Russell 3000® Total Return Index
$75,000
$60,000
$45,000
$30,000
$15,000
$0
$71,234
$40,767
05/31/00
05/31/01
05/31/02
05/31/03
05/31/04
05/31/05
05/31/06
05/31/07
05/31/08
05/31/09
05/31/10
05/31/11
05/31/12
05/31/13
05/31/14
05/31/15
05/31/16
05/31/17
05/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Multi Strategy Fund - Class A
Without Load	20.99%	11.16%	9.25%
With Load	14.07%	9.85%	8.60%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
73.5%
Fixed Income
24.9%
Short-Term Investments
1.6%

Fund Statistics
Net Assets	$40,488,285
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$67,295
Portfolio Turnover	12%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	19.4%
North Square Altrinsic International Equity Fund, Class I	14.9%
North Square Preferred and Income Securities Fund, Class I	14.6%
North Square McKee Bond Fund, Class I	10.3%
Vanguard® Dividend Appreciation ETF	9.8%
Vanguard® Value ETF	7.0%
North Square Advisory Research Small Value Fund, Class I	6.5%
Invesco® S&P 500® GARP ETF	6.0%
iShares® Core S&P 500® ETF	5.7%
Vanguard® Growth ETF	4.2%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Multi Strategy Fund - Class A (ORILX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ORILX

North Square Multi Strategy Fund Class I (PORYX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Multi Strategy Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.70%

How did the Fund perform during the reporting period?

The Fund combines investments in growth and income strategies within a strategic allocation portfolio. The strategy seeks to bring together active and passive solutions into a thoughtfully diversified, actively managed portfolio that can help the portfolio adapt to the opportunities and challenges that develop across asset classes.

In the start of 2024, the S&P 500® achieved successive levels of all-time highs, exceeding initial expectations for the market. The performance of the individual companies has been mixed with a handful of companies acting as the primary driver for returns. Despite economic releases suggestive of a more resilient US economy, the pathway of future monetary policy remains the leading determinant for financial markets. Implications for elongated inflationary was challenged as the decline in the rate of inflation has plateaued and seeped across the various parts of the market. The previous year closed with broad anticipation of several rate cuts from the Federal Reserve only to see forecasts quickly shift in 2024. Renewed volatility within the Treasury market partially reversed late 2023 gains within the Bloomberg U.S. Aggregate Bond Index (-1.64% YTD) and the more rate sensitive small cap segment while thematic elements and growth equities appeared more favorable.

Despite the lack of breadth in the current rally, we are patient in our core-value equity allocation. In this uncertain economic environment, equity markets remain sensitive to further drawdowns that could sharply impact the stocks that have seen the strongest gains in recent months. Fixed income yields have become more compelling long run investments and have a greater potential to fulfill their risk mitigating role within the broader portfolio. If the economy avoids further setbacks, our equity allocation should benefit from a more broad-based recovery.

How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

North Square Multi Strategy Fund - Class I
Russell 3000® Total Return Index
$3,150,000
$2,520,000
$1,890,000
$1,260,000
$630,000
$0
$3,129,542
$2,491,299
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Multi Strategy Fund - Class I	21.34%	11.56%	9.56%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
73.5%
Fixed Income
24.9%
Short-Term Investments
1.6%

Fund Statistics
Net Assets	$40,488,285
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$67,295
Portfolio Turnover	12%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	19.4%
North Square Altrinsic International Equity Fund, Class I	14.9%
North Square Preferred and Income Securities Fund, Class I	14.6%
North Square McKee Bond Fund, Class I	10.3%
Vanguard® Dividend Appreciation ETF	9.8%
Vanguard® Value ETF	7.0%
North Square Advisory Research Small Value Fund, Class I	6.5%
Invesco® S&P 500® GARP ETF	6.0%
iShares® Core S&P 500® ETF	5.7%
Vanguard® Growth ETF	4.2%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Multi Strategy Fund - Class I (PORYX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-PORYX

North Square Preferred and Income Securities Fund Class I (ORDNX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Preferred and Income Securities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.97%

How did the Fund perform during the reporting period?

Last year was marked by a dislocation in the banking system due to a flight of deposits - in short, bank customers sought higher money market rates on their cash, an in many cases, withdrew cash from bank accounts and invested in the higher yielding money markets. In Europe, Credit Suisse experienced capital shortfalls and, after reaching non-viability, had its Additional Tier 1 (AT1) securities completely written off. This weighed on the entire AT1 market.

These events created significant volatility in the preferred and AT1 markets but also provided opportunities. The Fund overweighted the AT1 and U.S. regional bank preferred sectors, which provided what we believed to offer the most attractive risk-reward characteristics. The Fund also purchased deeply discounted securities trading to perpetuity with the belief that they would ultimately be called or trade to the call date.

Additionally, having very little exposure to retail ($25 par) securities provided positive performance relative to the benchmark as their interest rate sensitivity proved detrimental. The reduced exposure to retail preferred securities allowed us to limit interest rate risk (duration) during a period of rising U.S. Treasury yields.

In the first part of the fiscal year major themes and sector exposure were a tailwind to performance. As the markets healed security, selection has narrowed the focus and proven to be essential in continuing to outperformance.

The Fund’s sub-adviser, Red Cedar Investment Management, LLC, believes that consistent application of a disciplined approach is the best prescription for adding value to a portfolio as the Fund maintains its focus of searching for relative value across the Preferred and Hybrid security universe.

How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

North Square Preferred and Income Securities Fund - Class I
Bloomberg U.S. Aggregate Bond Index
ICE BofAML Fixed Rate Preferred Securities Index
$2,850,000
$2,280,000
$1,710,000
$1,140,000
$570,000
$0
$2,839,431
$1,513,996
$1,132,901
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Preferred and Income Securities Fund - Class I	21.51%	12.68%	11.00%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
ICE BofAML Fixed Rate Preferred Securities Index	10.19%	2.58%	4.23%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
78.2%
Utilities
7.4%
Energy
5.5%
Industrials
2.6%
Short-Term Investments
2.0%
Communications
1.7%
Consumer Discretionary
1.0%
Other Assets in Excess of Liabilities
4.9%

Fund Statistics
Net Assets	$144,385,903
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$567,003
Portfolio Turnover	115%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Citigroup, Inc., 4.150%, Perpetual	3.9%
PNC Financial Services Group, Inc., 3.400%, 12/31/49	3.2%
Ally Financial, Inc., 4.700%, Perpetual	3.2%
American Express Co., 3.55%	3.0%
Discover Financial Services, 5.500%, 10/31/69	3.0%
Standard Chartered PLC, 4.300%, Perpetual	2.9%
KeyCorp, 5.000%, Perpetual	2.9%
Capital One Financial Corp., 3.950%, Perpetual	2.9%
Svenska Handelsbanken AB, 4.750%, Perpetual	2.8%
Citizens Financial Group, Inc., 4.000%, Perpetual	2.8%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Preferred and Income Securities Fund - Class

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ORDNX

North Square Tactical Growth Fund Class A (ETFAX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Tactical Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.55%

How did the Fund perform during the reporting period?

The Fund uses a proprietary model to quantitatively rank Exchange-Traded Funds (ETFs) on a risk-adjusted basis, constructing a diversified portfolio that reflects model strength. Our goal is to achieve equity returns with lower volatility than equity indices over a full market cycle.

At the beginning of the fiscal year, the Fund had a 74% allocation in equities, 10% in fixed income, and 16% in cash and cash equivalents, with onefifth of the portfolio in non-U.S. dollar holdings. By summer 2023, the Fund added international positions, and by September, one-third of the Fund was invested in international ETFs. In September, higher bond yields and a U.S. dollar rally caused market volatility, prompting the Fund to exit domestic and international equity and fixed income positions, increasing our cash holdings from 3% to 25%. By November 1, the Fund reduced equity exposure to 52% and held 48% in cash. The market rebound from the October lows caused the Fund to reinvest in multiple asset classes, including international and domestic equities and fixed income. By calendar year end, the Fund had an 86% allocation to equities, and by March, 91.5% of assets were in equity ETFs. Market strength ended in April, leading to de-risking of the portfolio. By the fiscal year end, the Fund held three asset classes with a 69.5% equity allocation, including both domestic and international ETFs, with the remainder in cash.

How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

North Square Tactical Growth Fund - Class A
Russell 3000® Total Return Index
Morningstar Moderately Aggressive Target Risk Index
$40,000
$30,000
$20,000
$10,000
$0
$39,474
$23,126
$20,507
04/01/13
05/31/13
05/31/14
05/31/15
05/31/16
05/31/17
05/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class A
Without Load	16.99%	8.73%	6.67%
With Load	10.24%	7.45%	6.04%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

What did the Fund invest in?

Sector Weighting (% of net assets)

Short-Term Investments
30.5%
Exchange-Traded Funds
69.5%

Fund Statistics
Net Assets	$515,432,253
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$4,983,209
Portfolio Turnover	66%

Top Holdings (% of net assets)
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	30.5%
Invesco QQQ Trust, Series 1	14.7%
Vanguard Growth ETF	14.1%
SPDR® S&P 500® ETF Trust	13.3%
Vanguard Value ETF	11.1%
Financial Select Sector SPDR® Fund	5.6%
iShares Russell 3000 ETF	5.4%
iShares MSCI Eurozone ETF	5.3%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Tactical Growth Fund - Class A (ETFAX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ETFAX

North Square Tactical Growth Fund Class C (ETFCX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Tactical Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$231	2.30%

How did the Fund perform during the reporting period?

The Fund uses a proprietary model to quantitatively rank Exchange-Traded Funds (ETFs) on a risk-adjusted basis, constructing a diversified portfolio that reflects model strength. Our goal is to achieve equity returns with lower volatility than equity indices over a full market cycle.

At the beginning of the fiscal year, the Fund had a 74% allocation in equities, 10% in fixed income, and 16% in cash and cash equivalents, with onefifth of the portfolio in non-U.S. dollar holdings. By summer 2023, the Fund added international positions, and by September, one-third of the Fund was invested in international ETFs. In September, higher bond yields and a U.S. dollar rally caused market volatility, prompting the Fund to exit domestic and international equity and fixed income positions, increasing our cash holdings from 3% to 25%. By November 1, the Fund reduced equity exposure to 52% and held 48% in cash. The market rebound from the October lows caused the Fund to reinvest in multiple asset classes, including international and domestic equities and fixed income. By calendar year end, the Fund had an 86% allocation to equities, and by March, 91.5% of assets were in equity ETFs. Market strength ended in April, leading to de-risking of the portfolio. By the fiscal year end, the Fund held three asset classes with a 69.5% equity allocation, including both domestic and international ETFs, with the remainder in cash.

How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

North Square Tactical Growth Fund - Class C
Russell 3000® Total Return Index
Morningstar Moderately Aggressive Target Risk Index
$40,000
$30,000
$20,000
$10,000
$0
$39,474
$23,126
$20,002
04/01/13
05/31/13
05/31/14
05/31/15
05/31/16
05/31/17
05/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class C
Without Load	16.10%	7.90%	5.87%
With Load	15.10%	7.90%	5.87%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

What did the Fund invest in?

Sector Weighting (% of net assets)

Short-Term Investments
30.5%
Exchange-Traded Funds
69.5%

Fund Statistics
Net Assets	$515,432,253
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$4,983,209
Portfolio Turnover	66%

Top Holdings (% of net assets)
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	30.5%
Invesco QQQ Trust, Series 1	14.7%
Vanguard Growth ETF	14.1%
SPDR® S&P 500® ETF Trust	13.3%
Vanguard Value ETF	11.1%
Financial Select Sector SPDR® Fund	5.6%
iShares Russell 3000 ETF	5.4%
iShares MSCI Eurozone ETF	5.3%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Tactical Growth Fund - Class C (ETFCX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ETFCX

North Square Tactical Growth Fund Class I (ETFOX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Tactical Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.30%

How did the Fund perform during the reporting period?

The Fund uses a proprietary model to quantitatively rank Exchange-Traded Funds (ETFs) on a risk-adjusted basis, constructing a diversified portfolio that reflects model strength. Our goal is to achieve equity returns with lower volatility than equity indices over a full market cycle.

At the beginning of the fiscal year, the Fund had a 74% allocation in equities, 10% in fixed income, and 16% in cash and cash equivalents, with onefifth of the portfolio in non-U.S. dollar holdings. By summer 2023, the Fund added international positions, and by September, one-third of the Fund was invested in international ETFs. In September, higher bond yields and a U.S. dollar rally caused market volatility, prompting the Fund to exit domestic and international equity and fixed income positions, increasing our cash holdings from 3% to 25%. By November 1, the Fund reduced equity exposure to 52% and held 48% in cash. The market rebound from the October lows caused the Fund to reinvest in multiple asset classes, including international and domestic equities and fixed income. By calendar year end, the Fund had an 86% allocation to equities, and by March, 91.5% of assets were in equity ETFs. Market strength ended in April, leading to de-risking of the portfolio. By the fiscal year end, the Fund held three asset classes with a 69.5% equity allocation, including both domestic and international ETFs, with the remainder in cash.

How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

North Square Tactical Growth Fund - Class I
Russell 3000® Total Return Index
Morningstar Moderately Aggressive Target Risk Index
$3,150,000
$2,520,000
$1,890,000
$1,260,000
$630,000
$0
$3,129,542
$1,964,428
$1,955,490
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class I	17.25%	9.00%	6.94%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

What did the Fund invest in?

Sector Weighting (% of net assets)

Short-Term Investments
30.5%
Exchange-Traded Funds
69.5%

Fund Statistics
Net Assets	$515,432,253
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$4,983,209
Portfolio Turnover	66%

Top Holdings (% of net assets)
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	30.5%
Invesco QQQ Trust, Series 1	14.7%
Vanguard Growth ETF	14.1%
SPDR® S&P 500® ETF Trust	13.3%
Vanguard Value ETF	11.1%
Financial Select Sector SPDR® Fund	5.6%
iShares Russell 3000 ETF	5.4%
iShares MSCI Eurozone ETF	5.3%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Tactical Growth Fund - Class I (ETFOX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ETFOX

North Square Tactical Defensive Fund Class A (ETFRX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Tactical Defensive Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$196	1.96%

How did the Fund perform during the reporting period?

The Fund balances safety and return by focusing on long-term and short-term market trends using technical models. The longer-term Cyclical Trend (CT) measure governs half of the portfolio (core), while the shorter-term Dynamic Trend (DT) measure governs the other half (satellite).

During the first half of the fiscal year, from May 2023 to late October 2023, equity markets struggled. The Fund’s benchmark was down -3.38%. In response, the Fund adopted a defensive strategy, favoring cash over bonds due to rising rates. This approach led the Fund to return +1.39% from May 31, 2023, to October 27, 2023.

From late October 2023 onwards, the market shifted to a bullish sentiment. The Fund’s benchmark increased by 17.04%. Initially, the Fund lagged due to its defensive stance but shifted to a more aggressive equity allocation by December 2023.

The models positioned the Fund conservatively for much of the first half of the fiscal year, aiding relative performance. However, in November 2023, the conservative allocation caused the Fund to underperform, gaining only 1.79%. Despite this initial underperformance in November 2023, the Fund’s tactical shift to increased equity investments by December 2023 allowed it to participate in the subsequent rally. This approach led to a favorable comparison against the Fund’s benchmark for the full reporting period.

How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

North Square Tactical Defensive Fund - Class A
Russell 3000® Total Return Index
Morningstar Moderate Target Risk Index
$60,000
$45,000
$30,000
$15,000
$0
$54,866
$28,544
$19,791
09/15/06
05/31/07
05/31/08
05/31/09
05/31/10
05/31/11
05/31/12
05/31/13
05/31/14
05/31/15
05/31/16
05/31/17
05/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class A
Without Load	14.27%	5.52%	4.78%
With Load	7.70%	4.29%	4.17%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

What did the Fund invest in?

Sector Weighting (% of net assets)

Short-Term Investments
1.6%
Exchange-Traded Funds
98.4%

Fund Statistics
Net Assets	$55,696,291
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$705,339
Portfolio Turnover	296%

Top Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio S&P 500® ETF	25.9%
SPDR® S&P 500® ETF Trust	25.3%
Invesco QQQ Trust, Series 1	23.2%
SPDR® Portfolio Developed World EX-US ETF	15.6%
SPDR® Portfolio Emerging Markets ETF	5.3%
SPDR® Portfolio S&P 600® Small Cap ETF	3.1%
First American Treasury Obligations Fund, Class X	1.6%

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Tactical Defensive Fund - Class A (ETFRX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ETFRX

North Square Tactical Defensive Fund Class C (ETFZX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Tactical Defensive Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$271	2.71%

How did the Fund perform during the reporting period?

The Fund balances safety and return by focusing on long-term and short-term market trends using technical models. The longer-term Cyclical Trend (CT) measure governs half of the portfolio (core), while the shorter-term Dynamic Trend (DT) measure governs the other half (satellite).

During the first half of the fiscal year, from May 2023 to late October 2023, equity markets struggled. The Fund’s benchmark was down -3.38%. In response, the Fund adopted a defensive strategy, favoring cash over bonds due to rising rates. This approach led the Fund to return +1.39% from May 31, 2023, to October 27, 2023.

From late October 2023 onwards, the market shifted to a bullish sentiment. The Fund’s benchmark increased by 17.04%. Initially, the Fund lagged due to its defensive stance but shifted to a more aggressive equity allocation by December 2023.

The models positioned the Fund conservatively for much of the first half of the fiscal year, aiding relative performance. However, in November 2023, the conservative allocation caused the Fund to underperform, gaining only 1.79%. Despite this initial underperformance in November 2023, the Fund’s tactical shift to increased equity investments by December 2023 allowed it to participate in the subsequent rally. This approach led to a favorable comparison against the Fund’s benchmark for the full reporting period.

How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

North Square Tactical Defensive Fund - Class C
Russell 3000® Total Return Index
Morningstar Moderate Target Risk Index
$75,000
$60,000
$45,000
$30,000
$15,000
$0
$65,259
$27,249
$19,250
10/01/09
05/31/10
05/31/11
05/31/12
05/31/13
05/31/14
05/31/15
05/31/16
05/31/17
05/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class C
Without Load	13.44%	4.72%	3.98%
With Load	12.44%	4.72%	3.98%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

What did the Fund invest in?

Sector Weighting (% of net assets)

Short-Term Investments
1.6%
Exchange-Traded Funds
98.4%

Fund Statistics
Net Assets	$55,696,291
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$705,339
Portfolio Turnover	296%

Top Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio S&P 500® ETF	25.9%
SPDR® S&P 500® ETF Trust	25.3%
Invesco QQQ Trust, Series 1	23.2%
SPDR® Portfolio Developed World EX-US ETF	15.6%
SPDR® Portfolio Emerging Markets ETF	5.3%
SPDR® Portfolio S&P 600® Small Cap ETF	3.1%
First American Treasury Obligations Fund, Class X	1.6%

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Tactical Defensive Fund - Class C (ETFZX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ETFZX

North Square Tactical Defensive Fund Class I (ETFWX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Tactical Defensive Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$170	1.70%

How did the Fund perform during the reporting period?

The Fund balances safety and return by focusing on long-term and short-term market trends using technical models. The longer-term Cyclical Trend (CT) measure governs half of the portfolio (core), while the shorter-term Dynamic Trend (DT) measure governs the other half (satellite).

During the first half of the fiscal year, from May 2023 to late October 2023, equity markets struggled. The Fund’s benchmark was down -3.38%. In response, the Fund adopted a defensive strategy, favoring cash over bonds due to rising rates. This approach led the Fund to return +1.39% from May 31, 2023, to October 27, 2023.

From late October 2023 onwards, the market shifted to a bullish sentiment. The Fund’s benchmark increased by 17.04%. Initially, the Fund lagged due to its defensive stance but shifted to a more aggressive equity allocation by December 2023.

The models positioned the Fund conservatively for much of the first half of the fiscal year, aiding relative performance. However, in November 2023, the conservative allocation caused the Fund to underperform, gaining only 1.79%. Despite this initial underperformance in November 2023, the Fund’s tactical shift to increased equity investments by December 2023 allowed it to participate in the subsequent rally. This approach led to a favorable comparison against the Fund’s benchmark for the full reporting period.

How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

North Square Tactical Defensive Fund - Class I
Russell 3000® Total Return Index
Morningstar Moderate Target Risk Index
$3,150,000
$2,520,000
$1,890,000
$1,260,000
$630,000
$0
$3,129,542
$1,729,531
$1,629,812
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class I	14.56%	5.76%	5.01%
Russell 3000® Total Return Index	27.58%	15.00%	12.09%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

What did the Fund invest in?

Sector Weighting (% of net assets)

Short-Term Investments
1.6%
Exchange-Traded Funds
98.4%

Fund Statistics
Net Assets	$55,696,291
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$705,339
Portfolio Turnover	296%

Top Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio S&P 500® ETF	25.9%
SPDR® S&P 500® ETF Trust	25.3%
Invesco QQQ Trust, Series 1	23.2%
SPDR® Portfolio Developed World EX-US ETF	15.6%
SPDR® Portfolio Emerging Markets ETF	5.3%
SPDR® Portfolio S&P 600® Small Cap ETF	3.1%
First American Treasury Obligations Fund, Class X	1.6%

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Tactical Defensive Fund - Class I (ETFWX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-ETFWX

North Square Trilogy Alternative Return Fund Class A (STTGX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Trilogy Alternative Return Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.63%

How did the Fund perform during the reporting period?

The Fund employs three main strategies: Hedged Equity, Option Income, and Market Movement. The Hedged Equity strategy combines large-cap, dividend-paying stocks and exchange-traded funds (ETFs) with a collar option strategy for capital appreciation and downside protection. The Option Income strategy combines fixed income ETFs with an iron butterfly option strategy to generate income from dividends and option premiums. The Market Movement strategy focuses on options to achieve long-term appreciation, provide downside protection, and collect option premiums. From May 31 to July 31, 2023, the Fund gained +2.23% driven by a +1.03% rally in equities (S&P 500® Total Return Index) and a -0.43% decline in fixed income (Bloomberg U.S. Aggregate Total Return Index). However, from July 31 to October 27, 2023, simultaneous declines in both equities and fixed income resulted in a -7.95% return for the Fund. After October 27, 2023, the S&P 500® surged 28.50% and the Bloomberg U.S. Aggregate Bond Index rose 7.37% by March 28, 2024. Despite these market gains, the Fund only achieved a 7.99% increase, impacted by the Option Income strategy and expiring put spreads in the Market Movement strategy. From March 28 to May 31, 2024, the positive correlation between equities and fixed income further affected the Fund’s performance. The Option Income and Market Movement strategies typically perform better during periods of higher volatility. The CBOE Volatility Index (VIX), which measures implied volatility, tends to enhance our option strategies when it exceeds 20. Over the fiscal year, the VIX peaked at 21.71 on October 20, 2023. However, for most of the year, the VIX remained below 16, even reaching as low as an 11, making it challenging to collect attractive premiums in the Option Income and Market Movement strategies.

How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

North Square Trilogy Alternative Return Fund - Class A
Bloomberg U.S. Aggregate Bond Index
HFRX Absolute Return Index
$15,000
$10,000
$5,000
$0
$12,258
$11,329
$9,926
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Trilogy Alternative Return Fund - Class A
Without Load	0.06%	0.51%	0.52%
With Load	-5.72%	-0.67%	-0.07%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
HFRX Absolute Return Index	5.57%	2.81%	2.06%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Exchange-Traded Funds
62.1%
Health Care
7.1%
Technology
7.0%
Industrials
6.5%
Consumer Staples
5.6%
Utilities
3.6%
Financials
3.0%
Consumer Discretionary
2.9%
Short-Term Investments
2.1%
Index Option
4.6%
Etf Option
0.2%
Liabilities in Excess of Other Assets
-0.8%

Fund Statistics
Net Assets	$18,632,841
Number of Portfolio Holdings	80
Advisory Fee (net of waivers)	$124,359
Portfolio Turnover	4%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio Intermediate Term Corporate Bond ETF	17.0%
iShares® MBS ETF	9.7%
SPDR® Portfolio Short-Term Corporate Bond ETF	9.7%
VanEck® Vectors Fallen Angel High Yield Bond ETF	4.9%
SPDR® Portfolio Long-Term Corporate Bond ETF	4.8%
Vanguard® Dividend Appreciation ETF	4.7%
iShares® Core Dividend Growth ETF	4.6%
Schwab® U.S. Dividend Equity ETF	4.2%
Microsoft Corp.	3.8%
S&P 500® Index	3.8%

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Trilogy Alternative Return Fund - Class A (STTGX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-STTGX

North Square Trilogy Alternative Return Fund Class C (STTCX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Trilogy Alternative Return Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.38%

How did the Fund perform during the reporting period?

The Fund employs three main strategies: Hedged Equity, Option Income, and Market Movement. The Hedged Equity strategy combines large-cap, dividend-paying stocks and exchange-traded funds (ETFs) with a collar option strategy for capital appreciation and downside protection. The Option Income strategy combines fixed income ETFs with an iron butterfly option strategy to generate income from dividends and option premiums. The Market Movement strategy focuses on options to achieve long-term appreciation, provide downside protection, and collect option premiums. From May 31 to July 31, 2023, the Fund gained +2.23% driven by a +1.03% rally in equities (S&P 500® Total Return Index) and a -0.43% decline in fixed income (Bloomberg U.S. Aggregate Total Return Index). However, from July 31 to October 27, 2023, simultaneous declines in both equities and fixed income resulted in a -7.95% return for the Fund. After October 27, 2023, the S&P 500® surged 28.50% and the Bloomberg U.S. Aggregate Bond Index rose 7.37% by March 28, 2024. Despite these market gains, the Fund only achieved a 7.99% increase, impacted by the Option Income strategy and expiring put spreads in the Market Movement strategy. From March 28 to May 31, 2024, the positive correlation between equities and fixed income further affected the Fund’s performance. The Option Income and Market Movement strategies typically perform better during periods of higher volatility. The CBOE Volatility Index (VIX), which measures implied volatility, tends to enhance our option strategies when it exceeds 20. Over the fiscal year, the VIX peaked at 21.71 on October 20, 2023. However, for most of the year, the VIX remained below 16, even reaching as low as an 11, making it challenging to collect attractive premiums in the Option Income and Market Movement strategies.

How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

North Square Trilogy Alternative Return Fund - Class C
Bloomberg U.S. Aggregate Bond Index
HFRX Absolute Return Index
$15,000
$10,000
$5,000
$0
$12,258
$11,329
$9,753
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Trilogy Alternative Return Fund - Class C
Without Load	-0.74%	-0.25%	-0.25%
With Load	-1.73%	-0.25%	-0.25%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
HFRX Absolute Return Index	5.57%	2.81%	2.06%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Exchange-Traded Funds 62.1%
Health Care 7.1%
Technology 7.0%
Industrials 6.5%
Consumer Staples 5.6%
Utilities 3.6%
Financials 3.0%
Consumer Discretionary 2.9%
Short-Term Investments 2.1%
Index Option 4.6%
Etf Option 0.2%
Liabilities in Excess of Other Assets -0.8%

Fund Statistics
Net Assets	$18,632,841
Number of Portfolio Holdings	80
Advisory Fee (net of waivers)	$124,359
Portfolio Turnover	4%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio Intermediate Term Corporate Bond ETF	17.0%
iShares® MBS ETF	9.7%
SPDR® Portfolio Short-Term Corporate Bond ETF	9.7%
VanEck® Vectors Fallen Angel High Yield Bond ETF	4.9%
SPDR® Portfolio Long-Term Corporate Bond ETF	4.8%
Vanguard® Dividend Appreciation ETF	4.7%
iShares® Core Dividend Growth ETF	4.6%
Schwab® U.S. Dividend Equity ETF	4.2%
Microsoft Corp.	3.8%
S&P 500® Index	3.8%

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Trilogy Alternative Return Fund - Class C (STTCX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-STTCX

North Square Trilogy Alternative Return Fund Class I (STTIX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about North Square Trilogy Alternative Return Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$138	1.38%

How did the Fund perform during the reporting period?

The Fund employs three main strategies: Hedged Equity, Option Income, and Market Movement. The Hedged Equity strategy combines large-cap, dividend-paying stocks and exchange-traded funds (ETFs) with a collar option strategy for capital appreciation and downside protection. The Option Income strategy combines fixed income ETFs with an iron butterfly option strategy to generate income from dividends and option premiums. The Market Movement strategy focuses on options to achieve long-term appreciation, provide downside protection, and collect option premiums. From May 31 to July 31, 2023, the Fund gained +2.23% driven by a +1.03% rally in equities (S&P 500® Total Return Index) and a -0.43% decline in fixed income (Bloomberg U.S. Aggregate Total Return Index). However, from July 31 to October 27, 2023, simultaneous declines in both equities and fixed income resulted in a -7.95% return for the Fund. After October 27, 2023, the S&P 500® surged 28.50% and the Bloomberg U.S. Aggregate Bond Index rose 7.37% by March 28, 2024. Despite these market gains, the Fund only achieved a 7.99% increase, impacted by the Option Income strategy and expiring put spreads in the Market Movement strategy. From March 28 to May 31, 2024, the positive correlation between equities and fixed income further affected the Fund’s performance. The Option Income and Market Movement strategies typically perform better during periods of higher volatility. The CBOE Volatility Index (VIX), which measures implied volatility, tends to enhance our option strategies when it exceeds 20. Over the fiscal year, the VIX peaked at 21.71 on October 20, 2023. However, for most of the year, the VIX remained below 16, even reaching as low as an 11, making it challenging to collect attractive premiums in the Option Income and Market Movement strategies.

How has the Fund performed over the last ten years?
Total Return Based on $1,000,000 Investment

North Square Trilogy Alternative Return Fund - Class I
Bloomberg U.S. Aggregate Bond Index
HFRX Absolute Return Index
$1,275,000
$1,020,000
$765,000
$510,000
$255,000
$0
$1,225,775
$1,132,901
$1,078,923
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

Average Annual Total Returns
	1 Year	5 Years	10 Years
North Square Trilogy Alternative Return Fund - Class I	0.33%	0.77%	0.76%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
HFRX Absolute Return Index	5.57%	2.81%	2.06%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Exchange-Traded Funds 62.1%
Health Care 7.1%
Technology 7.0%
Industrials 6.5%
Consumer Staples 5.6%
Utilities 3.6%
Financials 3.0%
Consumer Discretionary 2.9%
Short-Term Investments 2.1%
Index Option 4.6%
Etf Option 0.2%
Liabilities in Excess of Other Assets -0.8%

Fund Statistics
Net Assets	$18,632,841
Number of Portfolio Holdings	80
Advisory Fee (net of waivers)	$124,359
Portfolio Turnover	4%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
SPDR® Portfolio Intermediate Term Corporate Bond ETF	17.0%
iShares® MBS ETF	9.7%
SPDR® Portfolio Short-Term Corporate Bond ETF	9.7%
VanEck® Vectors Fallen Angel High Yield Bond ETF	4.9%
SPDR® Portfolio Long-Term Corporate Bond ETF	4.8%
Vanguard® Dividend Appreciation ETF	4.7%
iShares® Core Dividend Growth ETF	4.6%
Schwab® U.S. Dividend Equity ETF	4.2%
Microsoft Corp.	3.8%
S&P 500® Index	3.8%

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://northsquareinvest.com/fund-reports-holdings/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

North Square Trilogy Alternative Return Fund - Class I (STTIX)

Annual Shareholder Report - May 31, 2024

TSR-AR 053124-STTIX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	David B. Boon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

May 31, 2024	$109,000
May 31, 2023	$116,000

(b)

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

May 31, 2024	$22,750
May 31, 2023	$26,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed for the fiscal years ended May 31, 2024 and May 31, 2023 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2024 and May 31, 2023, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FINANCIAL STATEMENTS

NORTH SQUARE SPECTRUM ALPHA FUND

NORTH SQUARE DYNAMIC SMALL CAP FUND

NORTH SQUARE MULTI STRATEGY FUND

NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND

NORTH SQUARE TACTICAL GROWTH FUND

NORTH SQUARE TACTICAL DEFENSIVE FUND

NORTH SQUARE TRILOGY ALTERNATIVE RETURN FUND

MAY 31, 2024

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	23
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	34
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	66
Supplemental Information	67

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Spectrum Alpha Fund

SCHEDULE OF INVESTMENTS

May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.8%
19,200	iShares® Russell 2000 ETF	$3,950,784
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,669,008)	3,950,784

	MUTUAL FUNDS — 94.7%
1,687,955	North Square Advisory Research Small Value Fund, Class I(a)	20,306,102
3,869,521	North Square Dynamic Small Cap Fund, Class I(a)(b)	56,920,660
	TOTAL MUTUAL FUNDS (Cost $68,973,116)	77,226,762

	SHORT-TERM INVESTMENTS — 0.8%
652,281	First American Treasury Obligations Fund, Class X, 5.22%(c)	652,281
	TOTAL SHORT-TERM INVESTMENTS (Cost $652,281)	652,281
	TOTAL INVESTMENTS — 100.3% (Cost $73,294,405)	$81,829,827
	Liabilities in Excess of Other Assets — (0.3)%	(229,819)
	NET ASSETS — 100.0%	$81,600,008

(a)	Affiliated Company. See Note 10.
(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of May 31, 2024, the percentage of net assets invested in North Square Dynamic Small Cap Fund, Class I was 69.8% of the Fund.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2024.

ETF – Exchange-Traded Fund

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3%
	COMMUNICATIONS — 2.2%
	INTERNET MEDIA & SERVICES — 1.0%
79,180	Eventbrite, Inc., Class A(a)	$394,316
58,970	Yelp, Inc.(a)	2,180,121
		2,574,437
	TELECOMMUNICATIONS — 1.2%
8,110	IDT Corp., Class B	328,698
27,980	Iridium Communications, Inc.	842,478
37,810	Telephone & Data Systems, Inc.	752,041
17,000	United States Cellular Corp.(a)	942,820
		2,866,037
	TOTAL COMMUNICATIONS	5,440,474

	CONSUMER DISCRETIONARY — 15.0%
	AUTOMOTIVE — 1.5%
109,530	Dana, Inc.	1,539,992
41,450	Harley-Davidson, Inc.	1,487,226
7,410	Visteon Corp.(a)	825,252
		3,852,470
	CONSUMER SERVICES — 3.4%
33,450	Adtalem Global Education, Inc.(a)	2,153,846
83,390	Coursera, Inc.(a)	633,764
21,450	Grand Canyon Education, Inc.(a)	3,055,766
33,610	Laureate Education, Inc., Class A(a)	526,333
18,640	Rent-A-Center, Inc.	611,765
8,400	Strategic Education, Inc.	952,728
32,610	Universal Technical Institute, Inc.(a)	515,564
		8,449,766
	E-COMMERCE DISCRETIONARY — 0.1%
23,930	FIGS, Inc.(a)	126,829

	HOME & OFFICE PRODUCTS — 0.3%
46,250	Arhaus, Inc.(a)	869,963

	HOME CONSTRUCTION — 3.6%
13,540	Century Communities, Inc.	1,142,911
11,640	Green Brick Partners, Inc.(a)	635,544
32,625	Griffon Corp.	2,203,493
1,950	Hovnanian Enterprises, Inc.(a)	280,371
13,400	Interface, Inc.	215,874
16,650	M/I Homes, Inc.(a)	2,079,918
11,160	Taylor Morrison Home Corp.(a)	645,383
46,900	TRI Pointe Homes, Inc.(a)	1,816,437
		9,019,931

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	LEISURE FACILITIES & SERVICES — 1.7%
53,410	International Game Technology PLC	$1,054,313
17,510	Life Time Group Holdings, Inc.(a)	293,818
125,410	Rush Street Interactive, Inc.(a)	1,122,420
16,650	St. Joe Company (The)	942,390
5,110	Travel + Leisure Co.	224,533
56,630	Xponential Fitness, Inc., Class A(a)	513,068
		4,150,542
	RETAIL - DISCRETIONARY — 4.0%
12,870	Aspen Aerogels, Inc.(a)	385,070
35,420	Beacon Roofing Supply, Inc.(a)	3,437,865
137,330	Driven Brands Holdings, Inc.(a)	1,577,922
12,570	Genesco, Inc.(a)	358,245
11,950	Group 1 Automotive, Inc.	3,716,210
1,660	Winmark Corp.	590,794
		10,066,106
	WHOLESALE - DISCRETIONARY — 0.4%
12,000	Eplus, Inc.(a)	898,080
	TOTAL CONSUMER DISCRETIONARY	37,433,687

	CONSUMER STAPLES — 7.0%
	BEVERAGES — 0.8%
1,450	Coca-Cola Bottling Company Consolidated	1,422,508
12,850	National Beverage Corp.(a)	593,670
		2,016,178
	FOOD — 3.1%
67,250	BellRing Brands, Inc.(a)	3,911,933
6,560	Lancaster Colony Corp.	1,216,880
56,050	Vital Farms, Inc.(a)	2,319,349
20,260	WK Kellogg Co.	384,737
		7,832,899
	HOUSEHOLD PRODUCTS — 1.1%
15,180	Inter Parfums, Inc.	1,818,260
9,670	Spectrum Brands Holdings, Inc.	867,786
		2,686,046
	RETAIL - CONSUMER STAPLES — 1.4%
104,947	Hims & Hers Health, Inc.(a)	2,038,071
16,721	PriceSmart, Inc.	1,407,072
		3,445,143
	TOBACCO & CANNABIS — 0.6%
10,450	Turning Point Brands, Inc.	342,865
101,310	Vector Group Ltd.	1,111,370
		1,454,235
	TOTAL CONSUMER STAPLES	17,434,501

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	ENERGY — 9.2%
	OIL & GAS PRODUCERS — 3.4%
17,980	Civitas Resources, Inc.	$1,322,609
82,300	Crescent Energy Co.	1,036,980
82,660	Equitrans Midstream Corp.	1,180,385
11,040	Gulfport Energy Corp.(a)	1,786,381
55,280	Par Pacific Holdings, Inc.(a)	1,500,299
5,170	Riley Exploration Permian, Inc.	150,964
9,225	SandRidge Energy, Inc.	128,781
15,500	SilverBow Resources, Inc.(a)	607,600
20,000	Sitio Royalties Corp., Class A	468,600
		8,182,599
	OIL & GAS SERVICES & EQUIPMENT — 3.2%
117,740	Archrock, Inc.	2,383,058
54,190	Diamond Offshore Drilling, Inc.(a)	822,604
92,040	DNOW, Inc.(a)	1,342,864
160,420	Helix Energy Solutions Group, Inc.(a)	1,846,434
39,804	MRC Global, Inc.(a)	528,995
22,500	Newpark Resources, Inc.(a)	190,800
14,885	Oceaneering International, Inc.(a)	352,477
4,900	Weatherford International PLC(a)	589,666
		8,056,898
	RENEWABLE ENERGY — 0.4%
28,930	Ameresco, Inc., Class A(a)	1,056,524

	TRANSPORTATION & LOGISTICS — 2.2%
37,290	International Seaways, Inc.	2,402,222
37,770	Scorpio Tankers, Inc.	3,099,784
		5,502,006
	TOTAL ENERGY	22,798,027

	FINANCIALS — 10.5%
	ASSET MANAGEMENT — 2.5%
19,880	Affiliated Managers Group, Inc.	3,232,488
24,090	Brightsphere Investment Group, Inc.	534,075
76,170	Federated Hermes, Inc., Class B	2,526,559
		6,293,122
	BANKING — 5.6%
52,310	Axos Financial, Inc.(a)	2,817,939
22,020	Bank of N.T. Butterfield & Son Ltd. (The)	750,221
4,900	Bank OZK	205,212
83,279	BankUnited, Inc.	2,389,275
34,955	Customers Bancorp, Inc.(a)	1,583,462
134,830	First BanCorp	2,390,536
49,040	First Foundation, Inc.	290,317

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	BANKING (Continued)
6,570	Hancock Whitney Corp.	$307,016
18,648	Hanmi Financial Corp.	293,892
16,960	Live Oak Bancshares, Inc.	584,781
16,210	OFG Bancorp	602,364
27,850	Western Alliance Bancorp	1,755,386
		13,970,401
	COMMERCIAL SUPPORT SERVICES — 0.4%
4,087	CorVel Corp.(a)	980,267

	INSURANCE — 1.6%
34,230	Brighthouse Financial, Inc.(a)	1,523,577
48,431	James River Group Holdings Ltd.	378,246
60,910	Lincoln National Corp.	2,009,421
		3,911,244
	SPECIALTY FINANCE — 0.4%
25,022	Enact Holdings, Inc.	768,426
7,680	PROG Holdings, Inc.	290,227
		1,058,653
	TOTAL FINANCIALS	26,213,687

	HEALTH CARE — 12.5%
	BIOTECH & PHARMA — 9.7%
150,270	ACADIA Pharmaceuticals, Inc.(a)	2,269,077
10,310	Akero Therapeutics, Inc.(a)	194,034
162,260	Amneal Pharmaceuticals, Inc.(a)	1,083,897
8,120	ANI Pharmaceuticals, Inc.(a)	526,988
45,850	Apellis Pharmaceuticals, Inc.(a)	1,799,613
8,160	Arcellx, Inc.(a)	424,320
10,120	Biohaven Ltd.(a)	355,212
13,980	Blueprint Medicines Corp.(a)	1,475,729
4,990	Celldex Therapeutics, Inc.(a)	166,167
29,200	Cogent Biosciences, Inc.(a)	233,892
14,240	Cullinan Therapeutics, Inc.(a)	334,640
11,660	Cytokinetics, Inc.(a)	565,627
7,540	Dyne Therapeutics, Inc.(a)	240,375
41,030	Harmony Biosciences Holdings, Inc.(a)	1,206,282
16,480	Immunovant, Inc.(a)	418,427
4,830	Intra-Cellular Therapies, Inc.(a)	324,769
91,840	Kura Oncology, Inc.(a)	1,892,822
51,370	Merus NV(a)	2,734,939
56,990	Nuvation Bio, Inc.(a)	176,669
26,650	Organon & Co.	568,445
52,408	Protagonist Therapeutics, Inc.(a)	1,475,285

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
	BIOTECH & PHARMA (Continued)
82,730	Relay Therapeutics, Inc.(a)	$530,299
32,810	Rhythm Pharmaceuticals, Inc.(a)	1,170,661
119,460	Syndax Pharmaceuticals(a)	2,301,994
42,570	Xenon Pharmaceuticals, Inc.(a)	1,620,640
		24,090,803
	HEALTH CARE FACILITIES & SERVICES — 0.1%
14,430	Pennant Group, Inc. (The)(a)	339,682

	MEDICAL EQUIPMENT & DEVICES — 2.7%
15,290	Castle Biosciences, Inc.(a)	355,645
48,270	Lantheus Holdings, Inc.(a)	3,949,934
19,080	Novocure Ltd.(a)	419,951
28,240	Orthofix Medical, Inc.(a)	387,735
33,650	STAAR Surgical Co.(a)	1,397,485
14,710	Tactile Systems Technology, Inc.(a)	187,258
		6,698,008
	TOTAL HEALTH CARE	31,128,493

	INDUSTRIALS — 13.1%
	AEROSPACE & DEFENSE — 0.4%
75,070	Triumph Group, Inc.(a)	1,059,238

	COMMERCIAL SUPPORT SERVICES — 2.8%
31,784	ABM Industries, Inc.	1,502,430
29,130	Brady Corp., Class A	1,988,705
1,510	Brink’s Co. (The)	155,892
20,330	Cimpress PLC(a)	1,677,428
19,330	Korn Ferry International	1,274,620
43,453	LegalZoom.com, Inc.(a)	381,517
		6,980,592
	ELECTRICAL EQUIPMENT — 2.2%
2,590	Badger Meter, Inc.	499,766
38,350	Itron, Inc.(a)	4,124,542
5,370	Powell Industries, Inc.	965,848
		5,590,156
	ENGINEERING & CONSTRUCTION — 3.7%
6,340	Arcosa, Inc.	557,349
7,180	Dycom Industries, Inc.(a)	1,292,113
82,910	Frontdoor, Inc.(a)	2,932,526
10,040	IES Holdings, Inc.(a)	1,530,598
39,550	Primoris Services Corp.	2,165,758
19,810	Tutor Perini Corp.(a)	437,009
		8,915,353

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.1%
5,550	Proto Labs, Inc.(a)	$171,884

	INDUSTRIAL SUPPORT SERVICES — 0.4%
16,230	H&E Equipment Services, Inc.	768,815
1,480	Herc Holdings, Inc.	214,704
6,300	Titan Machinery, Inc.(a)	118,566
		1,102,085
	MACHINERY — 0.2%
23,900	CECO Environmental Corp.(a)	598,217

	RETAIL - DISCRETIONARY — 1.8%
9,625	BlueLinx Holdings, Inc.(a)	990,316
36,690	GMS, Inc.(a)	3,447,393
		4,437,709
	TRANSPORTATION & LOGISTICS — 0.8%
52,960	Genco Shipping & Trading Ltd.	1,192,659
3,000	Hub Group, Inc., Class A	129,450
4,470	SkyWest, Inc.(a)	333,775
26,450	Sun Country Airlines Holdings, Inc.(a)	280,106
		1,935,990
	TRANSPORTATION EQUIPMENT — 0.7%
30,270	Blue Bird Corp.(a)	1,725,693
	TOTAL INDUSTRIALS	32,516,917

	MATERIALS — 5.1%
	CHEMICALS — 0.6%
24,100	Huntsman Corp.	597,680
1,780	Innospec, Inc.	232,824
24,160	Perimeter Solutions SA(a)	183,616
23,480	Tronox Holdings PLC, Class A	465,139
		1,479,259
	FORESTRY, PAPER & WOOD PRODUCTS — 3.1%
27,010	Boise Cascade Co.	3,708,203
44,010	Louisiana-Pacific Corp.	4,034,837
		7,743,040
	METALS & MINING — 1.4%
97,000	Century Aluminum Co.(a)	1,778,010
114,980	Coeur Mining, Inc.(a)	661,135
11,660	Kaiser Aluminum Corp.	1,140,348
		3,579,493
	TOTAL MATERIALS	12,801,792

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 7.1%
	HOME CONSTRUCTION — 0.4%
29,397	Forestar Group, Inc.(a)	$999,792

	REAL ESTATE SERVICES — 1.8%
128,560	Anywhere Real Estate, Inc.(a)	523,239
41,544	Assetmark Financial Holdings, Inc.(a)	1,428,698
20,210	Corporate Office Properties Trust	498,581
174,500	Cushman & Wakefield PLC(a)	1,938,695
		4,389,213
	REIT — 4.9%
32,370	Brandywine Realty Trust	149,226
310,620	Hudson Pacific Properties, Inc.	1,525,144
27,160	Matson, Inc.	3,481,911
217,060	Outfront Media, Inc.	3,136,517
138,200	Park Hotels & Resorts, Inc.	2,191,852
14,080	Ryman Hospitality Properties, Inc.	1,479,386
13,290	Site Centers Corp.	191,642
5,150	Vornado Realty Trust	126,278
		12,281,956
	TOTAL REAL ESTATE	17,670,961

	TECHNOLOGY — 16.6%
	SEMICONDUCTORS — 2.3%
9,580	Alpha & Omega Semiconductor Ltd.(a)	280,790
7,760	Axcelis Technologies, Inc.(a)	872,922
34,200	Cirrus Logic, Inc.(a)	3,922,741
42,785	MaxLinear, Inc.(a)	760,289
		5,836,742
	SOFTWARE — 7.9%
19,640	Agilysys, Inc.(a)	1,875,031
26,160	Alarm.com Holdings, Inc.(a)	1,711,126
4,090	Alkami Technology, Inc.(a)	112,189
5,210	Appfolio, Inc., Class A(a)	1,189,547
11,350	Bandwidth, Inc., Class A(a)	228,476
34,010	Clear Secure, Inc.	574,429
33,000	CommVault Systems, Inc.(a)	3,550,305
3,070	Donnelley Financial Solutions, Inc.(a)	187,147
9,732	Duolingo, Inc.(a)	1,862,705
31,490	JFrog Ltd.(a)	1,013,033
37,640	Olo, Inc.(a)	172,391
62,220	Oscar Health, Inc.(a)	1,241,911
47,130	Pegasystems, Inc.	2,708,090
34,400	PubMatic, Inc., Class A(a)	753,360

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
	SOFTWARE (Continued)
4,520	Rapid7, Inc.(a)	$163,353
14,250	RingCentral, Inc., Class A(a)	487,350
38,610	Smartsheet, Inc., Class A(a)	1,428,570
34,840	Weave Communications, Inc.(a)	301,366
		19,560,379
	TECHNOLOGY HARDWARE — 3.4%
45,530	A10 Networks, Inc.	689,780
94,140	Arlo Technologies, Inc.(a)	1,337,729
52,030	Avnet, Inc.	2,840,838
970	Fabrinet(a)	232,344
17,093	Sanmina Corp.(a)	1,171,554
2,130	Super Micro Computer, Inc.(a)	1,671,006
15,060	TTM Technologies, Inc.(a)	280,116
12,410	Turtle Beach Corp.(a)	205,758
		8,429,125
	TECHNOLOGY SERVICES — 3.0%
30,010	Euronet Worldwide, Inc.(a)	3,498,565
122,700	Integral Ad Science Holding Corp.(a)	1,136,202
16,360	Maximus, Inc.	1,408,596
38,480	Open Lending Corp.(a)	248,966
50,740	Pagseguro Digital Ltd., Class A(a)	621,565
29,566	Paymentus Holdings, Inc.(a)	553,180
		7,467,074
	TOTAL TECHNOLOGY	41,293,320

	UTILITIES — 1.0%
	ELECTRIC UTILITIES — 1.0%
32,910	Clearway Energy, Inc., Class C	921,480
43,690	NextEra Energy Partners LP	1,472,790
		2,394,270
	TOTAL UTILITIES	2,394,270

	TOTAL COMMON STOCKS (Cost $218,843,734)	247,126,129

	EXCHANGE-TRADED FUNDS — 0.2%
2,680	iShares® Russell 2000 ETF	551,464
	TOTAL EXCHANGE-TRADED FUNDS (Cost $542,502)	551,464

	RIGHTS — 0.0%(b)
	BIOTECH & PHARMA — 0.0%(b)
29,400	Novartis A.G. CVR	—
	TOTAL RIGHTS (Cost $–)	—

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
1,000,591	First American Treasury Obligations Fund, Class X, 5.22%(c)	$1,000,591
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,591)	1,000,591
	TOTAL INVESTMENTS — 99.9% (Cost $220,386,827)	$248,678,184
	Other Assets in Excess of Liabilities — 0.1%	213,303
	NET ASSETS — 100.0%	$248,891,487

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2024.

CVR – Contingent Value Right

ETF – Exchange-Traded Fund

LTD – Limited Company

NV – Naamioze Vennootschap

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund

SCHEDULE OF INVESTMENTS

May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 32.7%
23,600	Invesco® S&P 500® GARP ETF	$2,450,860
4,330	iShares® Core S&P 500® ETF	2,294,727
21,900	Vanguard® Dividend Appreciation ETF	3,961,710
4,800	Vanguard® Growth ETF	1,683,264
17,585	Vanguard® Value ETF	2,834,350
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,250,192)	13,224,911

	MUTUAL FUNDS — 65.7%
217,527	North Square Advisory Research Small Value Fund, Class I(a)	2,616,854
532,624	North Square Altrinsic International Equity Fund, Class I(a)	6,045,285
533,698	North Square Dynamic Small Cap Fund, Class I(a)	7,850,695
484,321	North Square McKee Bond Fund, Class I(a)	4,184,532
285,506	North Square Preferred and Income Securities Fund, Class I(a)	5,901,416
	TOTAL MUTUAL FUNDS (Cost $22,495,839)	26,598,782

	SHORT-TERM INVESTMENTS — 1.6%
656,200	First American Treasury Obligations Fund, Class X, 5.22%(b)	656,200
	TOTAL SHORT-TERM INVESTMENTS (Cost $656,200)	656,200
	TOTAL INVESTMENTS — 100.0% (Cost $34,402,231)	$40,479,893
	Other Assets in Excess of Liabilities — 0.0%	8,392
	NET ASSETS — 100.0%	$40,488,285

(a)	Affiliated Company. See Note 10.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

ETF – Exchange-Traded Fund

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

SCHEDULE OF INVESTMENTS

May 31, 2024

Shares		Fair Value
	PREFERRED STOCKS — 4.0%
	FINANCIALS — 4.0%
4,750,000	American Express Co., 3.55%	$4,341,723
5,000	M&T Bank Corp., Series J, 7.50%	126,550
39,998	Synchrony Financial, Series A, 5.63%	738,763
23,778	Synchrony Financial, Series B, 8.25%	601,583
	TOTAL PREFERRED STOCKS (Cost $5,679,060)	5,808,619

Principal
Amount ($)
	CORPORATE BONDS — 92.4%
	COMMUNICATIONS — 1.7%
	ENTERTAINMENT CONTENT — 1.7%
2,800,000	Paramount Global, 6.250%, 02/28/57(a)	2,441,666

	CONSUMER DISCRETIONARY — 1.0%
	AUTOMOTIVE — 1.0%
1,557,000	General Motors Financial Co., Inc., 5.750%, Perpetual(a)	1,471,564

	ENERGY — 5.5%
	OIL & GAS PRODUCERS — 5.5%
2,000,000	Enbridge, Inc., 5.500%, 07/15/77(a)	1,884,322
4,050,000	Energy Transfer LP, 6.625%, Perpetual(a)	3,825,035
2,392,000	TransCanada Trust, 5.300%, 03/15/77(a)	2,234,605
	TOTAL ENERGY	7,943,962

	FINANCIALS — 74.2%
	ASSET MANAGEMENT — 3.6%
3,000,000	UBS Group AG, 3.875%, Perpetual(a)	2,773,206
3,000,000	UBS Group AG, 4.375%, Perpetual(a)	2,440,460
		5,213,666
	BANKING — 55.5%
2,000,000	Banco Bilbao Vizcaya Argentaria SA, 6.125%, 02/16/49(a)	1,841,351
1,000,000	Banco de Sabadell SA, 5.000%, 11/19/77	1,023,065
1,000,000	Banco Santander SA, 3.625%, 12/31/49	890,983
2,000,000	Banco Santander SA, 4.750%, Perpetual(a)	1,796,311
3,398,000	Bank of America Corp., 4.300%, Perpetual(a)	3,311,644
3,000,000	Barclays PLC, 4.375%, 12/31/49(a)	2,513,544
3,000,000	BNP Paribas SA, 4.500%, 12/31/49(a)	2,459,068
4,000,000	BNP Paribas SA, 4.625%, Perpetual(a)	3,644,178
1,000,000	CaixaBank SA, 3.625%, Perpetual	914,690
5,991,000	Citigroup, Inc., Series Y, 4.150%, Perpetual(a)	5,561,313
4,405,000	Citizens Financial Group, Inc., 4.000%, Perpetual(a)	3,992,689
2,662,000	Comerica, Inc., 5.625%, Perpetual(a)	2,612,039
2,000,000	Commerzbank AG, 4.250%, Perpetual	1,943,209
4,500,000	Credit Agricole SA, 4.750%, Perpetual(a)	3,938,506

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Principal
Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	BANKING (Continued)
3,000,000	Deutsche Bank AG, 4.789%, 12/31/49	$2,867,490
2,000,000	HSBC Holdings PLC, 4.700%, Perpetual(a)	1,673,157
1,278,000	Huntington Bancshares, Inc., 4.045%, Perpetual(a)	1,182,413
4,185,000	ING Groep NV, 3.875%, Perpetual(a)	3,586,231
2,000,000	ING Groep NV, 4.250%, Perpetual(a)	1,559,461
4,614,000	KeyCorp, 5.000%, Perpetual(a)	4,125,721
3,695,000	M&T Bank Corp., 5.125%, Perpetual(a)	3,482,461
4,500,000	NatWest Group PLC, 4.600%, Perpetual(a)	3,583,254
5,250,000	PNC Financial Services Group, Inc., 3.400%, 12/31/49(a)	4,679,618
3,100,000	Societe Generale SA, 4.750%, Perpetual(a)	2,850,736
5,086,000	Standard Chartered PLC, 4.300%, Perpetual(a)	4,228,855
4,800,000	Svenska Handelsbanken AB, 4.750%, Perpetual(a)	4,102,181
2,766,000	Truist Financial Corp., 4.800%, Perpetual(a)	2,709,249
3,575,000	US Bancorp, 3.700%, Perpetual)	3,190,773
		80,264,190
	INSTITUTIONAL FINANCIAL SERVICES — 4.4%
4,000,000	Bank of New York Mellon Corp. (The), 3.750%, Perpetual(a)	3,681,732
2,873,000	Goldman Sachs Group, Inc. (The), 3.650%, Perpetual(a)	2,644,188
		6,325,920
	INSURANCE — 1.7%
4,053,000	Liberty Mutual Group, Inc., 4.300%, 02/01/61(b)	2,438,297

	SPECIALTY FINANCE — 9.0%
5,155,000	Ally Financial, Inc. Series B, 4.700%, Perpetual(a)	4,554,343
4,567,000	Capital One Financial Corp., 3.950%, Perpetual(a)	4,115,843
5,013,000	Discover Financial Services, Series C, 5.500%, Perpetual(a)	4,279,337
		12,949,523
	TOTAL FINANCIALS	107,191,596

	INDUSTRIALS — 2.6%
	MACHINERY — 2.6%
4,000,000	Stanley Black & Decker, Inc., 4.000%, 03/15/60(a)	3,700,042

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Principal
Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	UTILITIES — 7.4%
	ELECTRIC UTILITIES — 7.4%
2,000,000	Algonquin Power & Utilities, Corp., 4.750%, 01/18/82(a)	$1,802,433
3,945,000	American Electric Power Co., Inc., 3.875%, 02/15/62(a)	3,613,540
2,491,000	Duke Energy Corp., 3.250%, 01/15/82(a)	2,234,724
1,000,000	Entergy Corp., 7.125%, 12/01/54(a)	996,879
2,000,000	Vistra Corp., 8.875%, 12/31/49(a)(b)	2,075,902
	TOTAL UTILITIES	10,723,478

	TOTAL CORPORATE BONDS (Cost $124,503,977)	133,472,308

Shares
	SHORT-TERM INVESTMENTS — 2.0%
2,827,827	First American Treasury Obligations Fund, Class X, 5.22%(c)	2,827,827
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,827,827)	2,827,827
	TOTAL INVESTMENTS — 98.4% (Cost $133,010,864)	$142,108,754
	Other Assets in Excess of Liabilities — 1.6%	2,277,149
	NET ASSETS — 100.0%	$144,385,903

(a)	Variable rate security; the rate shown represents the rate on May 31, 2024.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2024 the total market value of 144A securities is $4,514,199 or 3.1% of net assets.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2024.

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

SCHEDULE OF FUTURES CONTRACTS

May 31, 2024

Contracts	Short Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation
(35)	Euro FX Future	06/18/2024	$4,746,875	$39,050
	TOTAL FUTURES CONTRACTS			$39,050

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

SCHEDULE OF INVESTMENTS

May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 69.5%
688,900	Financial Select Sector SPDR® Fund	$28,685,796
168,575	Invesco QQQ Trust, Series 1	75,978,438
531,500	iShares MSCI Eurozone ETF	27,648,630
93,400	iShares Russell 3000 ETF	28,078,842
129,440	SPDR® S&P 500® ETF Trust	68,262,773
206,787	Vanguard Growth ETF	72,516,065
354,498	Vanguard Value ETF	57,137,988
	TOTAL EXCHANGE-TRADED FUNDS (Cost $194,125,718)	358,308,532

	SHORT-TERM INVESTMENTS — 30.5%
157,081,109	First American Treasury Obligations Fund, Class X, 5.22%(a)(b)	157,081,109
	TOTAL SHORT-TERM INVESTMENTS (Cost $157,081,109)	157,081,109
	TOTAL INVESTMENTS — 100.0% (Cost $351,206,827)	$515,389,641
	Other Assets in Excess of Liabilities — 0.0%	42,612
	NET ASSETS — 100.0%	$515,432,253

(a)	Rate disclosed is the seven day effective yield as of May 31, 2024.
(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of May 31, 2024, the percentage of net assets invested in First American Treasury Obligations Fund, Class X was 30.5% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

SPDR – Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

SCHEDULE OF INVESTMENTS

May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
28,700	Invesco QQQ Trust, Series 1	$12,935,377
239,200	SPDR® Portfolio Developed World EX-US ETF	8,680,568
79,400	SPDR® Portfolio Emerging Markets ETF	2,961,620
232,800	SPDR® Portfolio S&P 500® ETF(a)	14,438,256
40,100	SPDR® Portfolio S&P 600® Small Cap ETF	1,711,067
26,700	SPDR® S&P 500® ETF Trust(a)	14,080,779
	TOTAL EXCHANGE-TRADED FUNDS (Cost 51,700,809)	54,807,667

	SHORT-TERM INVESTMENTS — 1.6%
905,505	First American Treasury Obligations Fund, Class X, 5.22%(b)	905,505
	TOTAL SHORT-TERM INVESTMENTS (Cost $905,505)	905,505
	TOTAL INVESTMENTS — 100.0% (Cost $52,606,314)	$55,713,172
	Liabilities in Excess of Other Assets — 0.0%	(16,881)
	NET ASSETS — 100.0%	$55,696,291

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of May 31, 2024, the percentage of net assets invested in SPDR® Portfolio S&P 500® ETF and SPDR® S&P 500® ETF Trust was 25.9% and 25.3%, respectively, of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund

SCHEDULE OF INVESTMENTS

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 35.8%
	CONSUMER DISCRETIONARY — 2.9%
	HOTELS, RESTAURANTS & LEISURE — 1.6%
1,153	McDonald’s Corp.	$298,500

	SPECIALTY RETAIL — 1.3%
725	Home Depot, Inc. (The)	242,781
	TOTAL CONSUMER DISCRETIONARY	541,281

	CONSUMER STAPLES — 5.6%
	FOOD — 1.0%
2,744	General Mills, Inc.	188,650

	HOUSEHOLD PRODUCTS — 1.5%
1,698	Procter & Gamble Co. (The)	279,389

	RETAIL - CONSUMER STAPLES — 2.2%
6,139	Wal-Mart Stores, Inc.	403,700

	WHOLESALE - CONSUMER STAPLES — 0.9%
2,323	Sysco Corp.	169,161
	TOTAL CONSUMER STAPLES	1,040,900

	FINANCIALS — 3.0%
	BANKS — 1.0%
4,891	Truist Financial Corp.	184,635

	INSURANCE — 2.0%
4,147	Aflac, Inc.	372,691
	TOTAL FINANCIALS	557,326

	HEALTH CARE — 7.1%
	HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
1,581	Abbott Laboratories	161,562

	PHARMACEUTICALS — 6.2%
557	Eli Lilly & Co.	456,928
1,197	Johnson & Johnson	175,564
2,888	Merck & Co., Inc.	362,560
5,869	Pfizer, Inc.	168,206
		1,163,258
	TOTAL HEALTH CARE	1,324,820

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 6.6%
	AEROSPACE & DEFENSE — 1.1%
910	L3Harris Technologies, Inc.	$204,595

	COMMERCIAL SUPPORT SERVICES — 2.2%
1,919	Waste Management, Inc.	404,391

	DIVERSIFIED INDUSTRIALS — 1.0%
733	Illinois Tool Works, Inc.	177,936

	INDUSTRIAL SUPPORT SERVICES — 2.3%
456	W.W. Grainger, Inc.	420,186
	TOTAL INDUSTRIALS	1,207,108

	TECHNOLOGY — 7.0%
	SOFTWARE — 3.8%
1,702	Microsoft Corp.	706,551

	TECHNOLOGY HARDWARE — 3.2%
3,066	Apple, Inc.	589,439
	TOTAL TECHNOLOGY	1,295,990

	UTILITIES — 3.6%
	ELECTRIC UTILITIES — 3.6%
2,211	Dominion Energy, Inc.	119,217
3,195	Eversource Energy	189,240
4,626	Southern Co. (The)	370,728
	TOTAL UTILITIES	679,185

	TOTAL COMMON STOCKS (Cost $2,264,107)	6,646,610

	EXCHANGE-TRADED FUNDS — 62.0%
12,550	iShares® Broad USD High Yield Corporate Bond ETF(a)	455,942
15,020	iShares® Core Dividend Growth ETF	865,002
19,900	iShares® MBS ETF(a)	1,811,099
9,882	Schwab® U.S. Dividend Equity ETF	776,429
97,500	SPDR® Portfolio Intermediate Term Corporate Bond ETF(a)	3,166,800
39,900	SPDR® Portfolio Long-Term Corporate Bond ETF(a)	900,543
60,800	SPDR® Portfolio Short-Term Corporate Bond ETF(a)	1,805,152
31,700	VanEck® Vectors Fallen Angel High Yield Bond ETF(a)	904,718
4,834	Vanguard® Dividend Appreciation ETF	874,470
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,458,711)	11,560,155

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

		Expiration	Exercise	Notional	Fair
Contracts		Date	Price	Value	Value
	PURCHASED OPTIONS — 4.8%
	CALL OPTIONS PURCHASED — 3.9%
5	S&P 500® Index	06/10/2024	$5,350	$2,638,775	$2,700
5	S&P 500® Index	06/17/2024	5,350	2,638,775	9,325
5	S&P 500® Index	06/24/2024	5,450	2,638,775	2,425
5	S&P 500® Index	07/01/2024	5,450	2,638,775	4,850
10	S&P 500® Index	12/23/2024	4,750	5,277,510	704,899
					724,199
	PUT OPTIONS PURCHASED — 0.9%
5	S&P 500® Index	06/10/2024	$5,000	$2,638,775	$200
10	S&P 500® Index	06/10/2024	5,125	5,277,510	1,500
5	S&P 500® Index	06/17/2024	5,000	2,638,775	1,250
10	S&P 500® Index	06/17/2024	5,175	5,277,510	14,650
5	S&P 500® Index	06/21/2024	3,450	2,638,775	87
5	S&P 500® Index	06/21/2024	3,525	2,638,775	113
5	S&P 500® Index	06/21/2024	3,550	2,638,775	113
5	S&P 500® Index	06/21/2024	3,650	2,638,775	138
5	S&P 500® Index	06/21/2024	3,725	2,638,775	162
5	S&P 500® Index	06/24/2024	3,775	2,638,775	175
5	S&P 500® Index	06/24/2024	3,975	2,638,775	263
5	S&P 500® Index	06/24/2024	5,100	2,638,775	5,325
10	S&P 500® Index	06/24/2024	5,175	5,277,510	19,400
5	S&P 500® Index	07/01/2024	5,100	2,638,775	8,025
5	S&P 500® Index	12/21/2024	4,050	(2,638,775)	10,100
5	S&P 500® Index	12/23/2024	3,950	2,638,775	8,975
5	S&P 500® Index	12/23/2024	4,100	(2,638,775)	10,700
5	S&P 500® Index	06/23/2025	4,550	2,638,775	41,825
5	S&P 500® Index	06/23/2025	4,600	2,638,775	44,600
50	SPDR® S&P 500® ETF Trust	12/21/2024	360	2,636,850	6,225
					173,826
	TOTAL PURCHASED OPTIONS (Cost $1,623,093)				$898,025

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund

SCHEDULE OF INVESTMENTS – Continued

May 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
394,718	First American Treasury Obligations Fund, Class X, 5.22%(b)	$394,718
	TOTAL SHORT-TERM INVESTMENTS (Cost $394,718)	394,718
	TOTAL INVESTMENTS — 104.7% (Cost $15,740,629)	$19,499,508
	Liabilities in Excess of Other Assets — (4.7)%	(866,667)
	NET ASSETS — 100.0%	$18,632,841

(a)	Securities, or a portion thereof, have been pledged as collateral on written options. The total collateral pledged is $7,138,470.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund

SCHEDULE OF WRITTEN OPTIONS

May 31, 2024

		Notional	Exercise	Expiration	Fair
Contracts	Description	Value	Price	Date	Value
	WRITTEN OPTIONS (3.9)%
	CALL OPTIONS (3.1)%
(5)	S&P 500® Index	$2,638,775	$5,200.00	June 2024	$(46,750)
(5)	S&P 500® Index	2,638,775	5,200.00	June 2024	(54,025)
(5)	S&P 500® Index	2,638,775	5,300.00	June 2024	(25,925)
(5)	S&P 500® Index	2,638,775	5,300.00	July 2024	(31,900)
(5)	S&P 500® Index	2,638,775	4,600.00	December 2024	(419,075)
					(577,675)
	PUT OPTIONS (0.8)%
(10)	S&P 500® Index	$5,277,510	$4,925.00	June 2024	$(325)
(5)	S&P 500® Index	2,638,775	5,200.00	June 2024	(3,100)
(5)	S&P 500® Index	2,638,775	5,200.00	June 2024	(8,825)
(5)	S&P 500® Index	2,638,775	3,075.00	June 2024	(50)
(5)	S&P 500® Index	2,638,775	3,125.00	June 2024	(50)
(5)	S&P 500® Index	2,638,775	3,150.00	June 2024	(62)
(5)	S&P 500® Index	2,638,775	3,250.00	June 2024	(75)
(5)	S&P 500® Index	2,638,775	3,300.00	June 2024	(75)
(5)	S&P 500® Index	2,638,775	3,375.00	June 2024	(88)
(5)	S&P 500® Index	2,638,775	3,500.00	June 2024	(100)
(10)	S&P 500® Index	5,277,510	4,975.00	June 2024	(4,650)
(5)	S&P 500® Index	2,638,775	5,300.00	June 2024	(27,500)
(5)	S&P 500® Index	2,638,775	5,300.00	July 2024	(30,725)
(5)	S&P 500® Index	2,638,775	3,600.00	December 2024	(6,100)
(5)	S&P 500® Index	2,638,775	3,500.00	December 2024	(5,475)
(5)	S&P 500® Index	2,638,775	3,650.00	December 2024	(6,450)
(5)	S&P 500® Index	2,638,775	4,050.00	June 2025	(22,850)
(5)	S&P 500® Index	2,638,775	4,100.00	June 2025	(24,200)
					(140,700)
	TOTAL WRITTEN OPTIONS (Proceeds Received $1,001,156)				$(718,375)

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2024

	North Square Spectrum Alpha Fund	North Square Dynamic Small Cap Fund	North Square Multi Strategy Fund
Assets
Investments, at cost	$4,321,289	$220,386,827	$11,906,392
Investments in affiliated issuers, at cost	68,973,116	—	22,495,839
Investments, at value	$4,603,065	$248,678,184	$13,881,111
Investments in affiliated issuers, at value	77,226,762	—	26,598,782
Receivable for fund shares sold	4,244	124,487	824
Receivable for investments sold	—	168,452	—
Dividends and interest receivable	2,087	116,058	39,575
Prepaid expenses	21,233	37,193	19,340
Total Assets	81,857,391	249,124,374	40,539,632

Liabilities
Payable for fund shares redeemed	164,339	4,119	10,707
Due to Adviser (Note 3)	33,989	125,113	7,696
Distribution fees (Note 7)	10,272	9,475	6,775
Shareholder servicing fees (Note 6)	4,928	—	1,412
Fund administration fees	26,232	29,560	11,691
Due to Trustees	2,526	8,539	1,490
Other accrued expenses	15,097	56,081	11,576
Total Liabilities	257,383	232,887	51,347

Net Assets	$81,600,008	$248,891,487	$40,488,285

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	78,548,073	215,967,387	33,660,703
Accumulated earnings	3,051,935	32,924,100	6,827,582
Net Assets	$81,600,008	$248,891,487	$40,488,285

Class A Shares:
Net assets applicable to shares outstanding	$48,531,214	$45,119,513	$32,062,401
Shares of beneficial interest issued and outstanding	6,433,143	3,072,120	1,891,881
Net asset value, redemption and offering price per share	$7.54	$14.69	$16.95
Maximum sales charge (5.75% of offering price)*	$0.46	$0.90	$1.03
Maximum offering price to public	$8.00	$15.59	$17.98

Class I Shares:
Net assets applicable to shares outstanding	$33,068,794	$203,771,974	$8,425,884
Shares of beneficial interest issued and outstanding	3,343,870	13,853,876	455,812
Net asset value, redemption and offering price per share	$9.89	$14.71	$18.49

*	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued

As of May 31, 2024

	North Square Preferred and Income Securities Fund	North Square Tactical Growth Fund	North Square Tactical Defensive Fund	North Square Trilogy Alternative Return Fund
Assets
Investments, at cost	$133,010,864	$351,206,827	$52,606,314	$15,740,629
Investments, at value	$142,108,754	$515,389,641	$55,713,172	$19,499,508
Due from broker	106,882	—	—	6,534
Receivable for fund shares sold	796,280	109,701	819	150
Receivable for investments sold	—	—	—	87,477
Dividends and interest receivable	1,458,063	721,583	49,774	21,276
Tax reclaims receivable	14,135	—	—	—
Deferred offering costs	—	1,706	225	136
Prepaid expenses	18,899	47,238	62,400	45,829
Total Assets	144,503,013	516,269,869	55,826,390	19,660,910

Liabilities
Options written, at value (premium received $0,$0, $0 and $1,001,156, respectively)	—	—	—	718,375
Payable for fund shares redeemed	10,276	107,457	34,353	156,686
Payable for investments purchased	—	—	—	137,334
Payable for net variation margin on futures contracts	2,406	—	—	—
Due to Adviser (Note 3)	69,373	435,176	51,679	2,601
Distribution fees (Note 7)	—	70,636	7,144	1,493
Shareholder servicing fees (Note 6)	—	17,641	8,715	539
Fund administration fees	14,245	92,133	12,448	4,310
Due to Trustees	4,473	18,630	2,026	688
Other accrued expenses	16,337	95,943	13,734	6,043
Total Liabilities	117,110	837,616	130,099	1,028,069

Net Assets	$144,385,903	$515,432,253	$55,696,291	$18,632,841

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	134,371,639	344,007,932	60,126,150	16,917,736
Accumulated earnings (deficits)	10,014,264	171,424,321	(4,429,859)	1,715,105
Net Assets	$144,385,903	$515,432,253	$55,696,291	$18,632,841

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued

As of May 31, 2024

	North Square Preferred and Income Securities Fund	North Square Tactical Growth Fund	North Square Tactical Defensive Fund	North Square Trilogy Alternative Return Fund
Class A Shares:
Net assets applicable to shares outstanding		$94,310,200	$20,433,681	$1,141,457
Shares of beneficial interest issued and outstanding		6,378,267	1,159,764	113,300
Net asset value, redemption and offering price per share		$14.79	$17.62	$10.08	**
Maximum sales charge (5.75% of offering price)*		0.90	1.07	0.61
Maximum offering price to public		$15.69	$18.69	$10.69

Class C Shares:
Net assets applicable to shares outstanding		$60,036,604	$3,315,509	$1,421,790
Shares of beneficial interest issued and outstanding		4,382,084	211,210	145,477
Net asset value, redemption and offering price per share		$13.70	$15.70	$9.77

Class I Shares:
Net assets applicable to shares outstanding	$144,385,903	$361,085,449	$31,947,101	$16,069,594
Shares of beneficial interest issued and outstanding	6,984,791	23,842,611	1,758,668	1,583,635
Net asset value, redemption and offering price per share	$20.67	$15.14	$18.17	$10.15

*	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended May 31, 2024

	North Square Spectrum Alpha Fund	North Square Dynamic Small Cap Fund	North Square Multi Strategy Fund
Investment Income
Dividend income	$75,764	$1,817,842	$103,991
Dividend income from affiliated regulated investment companies	227,468	—	588,416
Foreign dividend taxes withheld	—	(6,189)	—
Total investment income	303,232	1,811,653	692,407

Expenses
Adviser fees (Note 3)	160,385	1,418,340	67,295
Distribution fees - Class A (Note 7)	120,188	77,808	79,385
Transfer agent fees and expenses	94,420	5,383	37,038
Fund administration fees	49,745	103,092	27,311
Shareholder servicing fees - Class A (Note 6)	48,704	46,685	25,798
Shareholder servicing fees - Class C (Note 6)	37	—	—
Shareholder servicing fees - Class I (Note 6)	44,621	58,624	8,347
Registration fees	36,951	39,013	39,205
Shareholder reporting fees	27,692	29,966	11,231
Legal fees	18,691	40,716	9,775
Custody fees	12,116	26,717	11,067
Trustees’ fees and expenses	10,845	27,869	5,710
Audit fees	8,930	27,411	4,439
Fund accounting fees	6,959	7,286	7,425
Chief compliance officer fees (Note 3)	5,958	12,793	3,379
Insurance	3,313	4,241	1,813
Pricing	24	4,392	116
Other expenses	33,986	43,370	21,619
Total expenses	683,565	1,973,706	360,953
Fees contractually recouped (waived) by Adviser	279,696	(336,562)	—
Net operating expenses	963,261	1,637,144	360,953
Net investment income (loss)	(660,029)	174,509	331,454

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	33,058	17,803,088	121,431
Affiliated issuers	(2,874,278)	—	422,762
Net realized gain (loss)	(2,841,220)	17,803,088	544,193
Net change in unrealized appreciation on:
Investments	271,025	25,883,930	2,658,302
Affiliated issuers	23,094,595	—	4,208,910
Net change in unrealized appreciation	23,365,620	25,883,930	6,867,212
Net realized and change in unrealized gain on investments and foreign currency	20,524,400	43,687,018	7,411,405
Net increase in net assets resulting from operations	$19,864,371	$43,861,527	$7,742,859

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS – Continued

For the Year Ended May 31, 2024

	North Square Preferred and Income Securities Fund	North Square Tactical Growth Fund	North Square Tactical Defensive Fund	North Square Trilogy Alternative Return Fund
Investment Income
Dividend income	$113,064	$10,531,189	$1,628,562	$745,577
Interest income	4,933,813	—	—	—
Foreign dividend taxes withheld	—	—	—	(32)
Total investment income	5,046,877	10,531,189	1,628,562	745,545

Expenses
Adviser fees (Note 3)	625,226	5,343,670	733,602	278,353
Fund administration fees	54,412	318,219	37,351	15,620
Registration fees	29,457	72,953	65,125	63,688
Legal fees	20,477	112,222	13,226	5,942
Custody fees	18,688	20,836	8,153	10,202
Shareholder servicing fees - Class A (Note 6)	—	70,179	18,241	1,487
Shareholder servicing fees - Class C (Note 6)	—	50,531	4,366	2,414
Shareholder servicing fees - Class I (Note 6)	16,671	286,759	50,481	27,665
Fund accounting fees	15,939	2,563	7,195	14,954
Audit fees	14,192	55,349	6,189	1,937
Trustees’ fees and expenses	12,096	60,280	5,874	3,071
Shareholder reporting fees	11,322	87,757	14,433	6,066
Chief compliance officer fees (Note 3)	6,656	40,028	5,076	1,712
Pricing	6,482	202	123	2,115
Interest expense	5,361	—	60	—
Transfer agent fees and expenses	3,300	179,041	30,578	8,442
Insurance	2,444	20,156	2,770	1,067
Distribution fees - Class A (Note 7)	—	227,354	51,596	3,581
Distribution fees - Class C (Note 7)	—	631,775	34,606	18,460
Other expenses	28,799	100,427	23,497	15,967
Total expenses	871,522	7,680,301	1,112,542	482,743
Fees contractually waived by Adviser	(58,223)	(360,461)	(28,263)	(153,994)
Net operating expenses	813,299	7,319,840	1,084,279	328,749
Net investment income	4,233,578	3,211,349	544,283	416,796

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	2,909,386	12,872,568	4,094,815	2,967,295
Futures contracts	(134,138)	—	—	—
Written options	—	—	—	(521,142)
Purchased options	—	—	—	(2,463,247)
Net realized gain (loss)	2,775,248	12,872,568	4,094,815	(17,094)
Net change in unrealized appreciation (depreciation) on:
Investments	9,130,354	61,867,791	3,185,548	(1,207,256)
Foreign currency	5,977	—	—	—
Futures contracts	39,050	—	—	—
Written options	—	—	—	(1,273,454)
Purchased options	—	—	—	2,040,286
Net change in unrealized appreciation/depreciation	9,175,381	61,867,791	3,185,548	(440,424)
Net realized and change in unrealized gain (loss) on investments and foreign currency	11,950,629	74,740,359	7,280,363	(457,518)
Net increase (decrease) in net assets resulting from operations	$16,184,207	$77,951,708	$7,824,646	$(40,722)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	North Square Spectrum Alpha Fund		North Square Dynamic Small Cap Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2024	2023	2024	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(660,029)	$(812,532)	$174,509	$88,257
Net realized gain (loss) on investments	(2,841,220)	(4,291,702)	17,803,088	(8,373,513)
Capital gain distributions from regulated investment companies	—	2,140,340	—	—
Net change in unrealized appreciation on investments	23,365,620	942,281	25,883,930	8,604,728
Net increase (decrease) in net assets resulting from operations	19,864,371	(2,021,613)	43,861,527	319,472

Distributions to Shareholders
Class A	—	(22,897,546)	(43,484)	—
Class I	—	(14,332,424)	(213,029)	(144,105)
Total distributions	—	(37,229,970)	(256,513)	(144,105)

Capital Transactions - Class A(a)
Proceeds from shares sold	1,576,816	7,053,370	38,833,380	2,171,921
Reinvestment of distributions	—	22,246,331	43,473	—
Amount paid for shares redeemed	(9,453,686)	(16,827,207)	(5,156,994)	(897)
Total Class A	(7,876,870)	12,472,494	33,719,859	2,171,024

Capital Transactions - Class I
Proceeds from shares sold	3,630,776	7,353,382	114,015,380	16,279,335
Reinvestment of distributions	—	14,142,809	212,781	144,105
Amount paid for shares redeemed	(7,340,364)	(17,022,072)	(21,384,160)	(19,030,524)
Total Class I	(3,709,588)	4,474,119	92,844,001	(2,607,084)
Net increase (decrease) in net assets resulting from capital transactions	(11,586,458)	16,946,613	126,563,860	(436,060)
Total Increase (Decrease) in Net Assets	8,277,913	(22,304,970)	170,168,874	(260,693)

Net Assets
Beginning of year	73,322,095	95,627,065	78,722,613	78,983,306
End of year	$81,600,008	$73,322,095	$248,891,487	$78,722,613

Share Transactions - Class A(a)
Shares sold	239,895	829,001	3,254,039	192,278
Shares issued in reinvestment of distributions	—	3,888,879	3,136	—
Shares redeemed	(1,386,077)	(2,363,447)	(377,252)	(81)
Total Class A	(1,146,182)	2,354,433	2,879,923	192,197

Share Transactions - Class I
Shares sold	422,819	645,904	8,573,875	1,459,087
Shares issued in reinvestment of distributions	—	1,892,698	15,352	13,486
Shares redeemed	(826,174)	(1,910,295)	(1,606,084)	(1,725,420)
Total Class I	(403,355)	628,307	6,983,143	(252,847)

Net increase (decrease) in shares outstanding	(1,549,537)	2,982,740	9,863,066	(60,650)

(a)	Class A of the North Square Dynamic Small Cap Fund commenced operations on May 1, 2023.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Multi Strategy Fund
	For the	For the
	Year Ended	Year Ended
	May 31,	May 31,
	2024	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$331,454	$498,762
Net realized gain (loss) on investments	544,193	(884,435)
Capital gain distributions from regulated investment companies	—	1,295,964
Net change in unrealized appreciation (depreciation) on investments	6,867,212	(1,313,522)
Net increase (decrease) in net assets resulting from operations	7,742,859	(403,231)

Distributions to Shareholders
Class A	(371,931)	(11,145,526)
Class I	(126,915)	(2,942,494)
Total distributions	(498,846)	(14,088,020)

Capital Transactions - Class A
Proceeds from shares sold	575,113	738,888
Reinvestment of distributions	357,964	10,547,243
Amount paid for shares redeemed	(4,964,468)	(7,158,912)
Total Class A	(4,031,391)	4,127,219

Capital Transactions - Class I
Proceeds from shares sold	2,470,536	1,494,455
Reinvestment of distributions	123,201	2,795,515
Amount paid for shares redeemed	(4,171,290)	(2,971,391)
Total Class I	(1,577,553)	1,318,579
Net increase (decrease) in net assets resulting from capital transactions	(5,608,944)	5,445,798
Total Increase (Decrease) in Net Assets	1,635,069	(9,045,453)

Net Assets
Beginning of year	38,853,216	47,898,669
End of year	$40,488,285	$38,853,216

Share Transactions - Class A
Shares sold	37,274	43,885
Shares issued in reinvestment of distributions	22,387	768,923
Shares redeemed	(315,990)	(453,934)
Total Class A	(256,329)	358,874

Share Transactions - Class I
Shares sold	145,423	85,628
Shares issued in reinvestment of distributions	7,068	187,270
Shares redeemed	(242,272)	(181,184)
Total Class I	(89,781)	91,714

Net increase (decrease) in shares outstanding	(346,110)	450,588

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Preferred and Income Securities Fund		North Square Tactical Growth Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2024	2023	2024	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$4,233,578	$2,237,391	$3,211,349	$2,304,237
Net realized gain (loss) on investments and foreign currency translations	2,775,248	(3,641,960)	12,872,568	(4,588,324)
Net change in unrealized appreciation on investments and foreign currency translations	9,175,381	2,068,603	61,867,791	5,652,165
Net increase in net assets resulting from operations	16,184,207	664,034	77,951,708	3,368,078

Distributions to Shareholders
From Earnings	—	—	(701,954)	(6,201,137)
Class A
Class C	—	—	—	(5,450,763)
Class I	(3,314,596)	(6,332,839)	(3,377,358)	(21,970,764)
From Return of Capital
Class A	—	—	—	—
Class C	—	—	—	—
Class I	(839,988)	(702,036)	—	—
Total distributions	(4,154,584)	(7,034,875)	(4,079,312)	(33,622,664)

Capital Transactions - Class A
Proceeds from shares sold	—	—	21,245,150	13,490,738
Proceeds from redemption fees	—	—	770	—
Reinvestment of distributions	—	—	629,468	5,538,750
Amount paid for shares redeemed	—	—	(26,357,167)	(21,040,080)
Total Class A	—	—	(4,481,779)	(2,010,592)

Capital Transactions - Class C
Proceeds from shares sold	—	—	4,230,080	3,482,649
Reinvestment of distributions	—	—	—	5,253,219
Amount paid for shares redeemed	—	—	(24,963,389)	(16,655,724)
Total Class C	—	—	(20,733,309)	(7,919,856)

Capital Transactions - Class I
Proceeds from shares sold	104,780,929	24,571,282	65,165,888	48,246,899
Reinvestment of distributions	4,154,584	7,034,777	2,972,288	19,612,695
Amount paid for shares redeemed	(23,156,057)	(4,451,656)	(72,805,759)	(78,595,128)
Total Class I	85,779,456	27,154,403	(4,667,583)	(10,735,534)
Net increase (decrease) in net assets resulting from capital transactions	85,779,456	27,154,403	(29,882,671)	(20,665,982)
Total Increase (Decrease) in Net Assets	97,809,079	20,783,562	43,989,725	(50,920,568)

Net Assets
Beginning of year	46,576,824	25,793,262	471,442,528	522,363,096
End of year	$144,385,903	$46,576,824	$515,432,253	$471,442,528

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Preferred and Income Securities Fund		North Square Tactical Growth Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2024	2023	2024	2023
Share Transactions - Class A
Shares sold	—	—	1,577,034	1,049,522
Shares issued in reinvestment of distributions	—	—	45,647	463,009
Shares redeemed	—	—	(1,936,331)	(1,654,486)
Total Class A	—	—	(313,650)	(141,955)

Share Transactions - Class C
Shares sold	—	—	329,200	290,329
Shares issued in reinvestment of distributions	—	—	—	472,518
Shares redeemed	—	—	(1,995,428)	(1,401,591)
Total Class C	—	—	(1,666,228)	(638,744)

Share Transactions - Class I
Shares sold	5,370,868	1,228,402	4,663,326	3,677,139
Shares issued in reinvestment of distributions	214,556	383,811	210,651	1,603,170
Shares redeemed	(1,208,295)	(235,254)	(5,171,853)	(5,981,704)
Total Class I	4,377,129	1,376,959	(297,876)	(701,395)

Net increase (decrease) in shares outstanding	4,377,129	1,376,959	(2,277,754)	(1,482,094)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Tactical		North Square Trilogy
	Defensive Fund		Alternative Return Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2024	2023	2024	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$544,283	$244,754	$416,796	$352,372
Net realized gain (loss) on investments	4,094,815	(2,890,834)	(17,094)	3,912,188
Net change in unrealized appreciation (depreciation) on investments	3,185,548	(78,690)	(440,424)	(6,345,061)
Net increase (decrease) in net assets resulting from operations	7,824,646	(2,724,770)	(40,722)	(2,080,501)

Distributions to Shareholders
Class A	—	—	(28,157)	(14,948)
Class C	—	—	(13,206)	(11,435)
Class I	—	—	(369,458)	(251,864)
Total distributions	—	—	(410,821)	(278,247)

Capital Transactions - Class A
Proceeds from shares sold	818,462	1,747,369	596,335	246,217
Reinvestment of distributions	—	—	27,840	14,041
Amount paid for shares redeemed	(3,413,638)	(3,945,479)	(807,600)	(1,000,904)
Total Class A	(2,595,176)	(2,198,110)	(183,425)	(740,646)

Capital Transactions - Class C
Proceeds from shares sold	94,402	126,977	—	123,500
Reinvestment of distributions	—	—	13,206	11,435
Amount paid for shares redeemed	(1,223,271)	(3,072,893)	(1,233,778)	(963,079)
Total Class C	(1,128,869)	(2,945,916)	(1,220,572)	(828,144)

Capital Transactions - Class I
Proceeds from shares sold	2,439,688	6,910,086	1,098,323	1,549,213
Reinvestment of distributions	—	—	369,457	251,841
Amount paid for shares redeemed	(11,399,115)	(11,497,233)	(7,775,863)	(12,829,104)
Total Class I	(8,959,427)	(4,587,147)	(6,308,083)	(11,028,050)
Net decrease in net assets resulting from capital transactions	(12,683,472)	(9,731,173)	(7,712,080)	(12,596,840)
Total Decrease in Net Assets	(4,858,826)	(12,455,943)	(8,163,623)	(14,955,588)

Net Assets
Beginning of year	60,555,117	73,011,060	26,796,464	41,752,052
End of year	$55,696,291	$60,555,117	$18,632,841	$26,796,464

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Tactical		North Square Trilogy
	Defensive Fund		Alternative Return Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2024	2023	2024	2023
Share Transactions - Class A
Shares sold	51,284	111,610	58,803	23,265
Shares issued in reinvestment of distributions	—	—	2,793	1,342
Shares redeemed	(208,049)	(252,715)	(79,887)	(95,387)
Total Class A	(156,765)	(141,105)	(18,291)	(70,780)

Share Transactions - Class C
Shares sold	6,527	8,785	—	12,068
Shares issued in reinvestment of distributions	—	—	1,361	1,128
Shares redeemed	(84,627)	(219,884)	(125,752)	(94,484)
Total Class C	(78,100)	(211,099)	(124,391)	(81,288)

Share Transactions - Class I
Shares sold	145,990	425,109	108,405	148,125
Shares issued in reinvestment of distributions	—	—	36,835	23,956
Shares redeemed	(673,086)	(711,637)	(765,198)	(1,208,523)
Total Class I	(527,096)	(286,528)	(619,958)	(1,036,442)

Net decrease in shares outstanding	(761,961)	(638,732)	(762,640)	(1,188,510)

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund

FINANCIAL HIGHLIGHTS

Class A

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024		2023		2022		2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$5.88		$10.78		$15.36		$12.07	$13.89

Investment operations:
Net investment loss(a)	(0.06	)(b)	(0.09	)(b)	(0.19	)(b)	(0.17)	(0.15)
Net realized and unrealized gain (loss)	1.72		(0.28)		(2.26)		5.34	0.44
Total from investment operations	1.66		(0.37)		(2.45)		5.17	0.29

Less distributions:
From net realized gains	—		(4.53)		(2.13)		(1.88)	(2.11)
Total distributions	—		(4.53)		(2.13)		(1.88)	(2.11)

Net asset value, end of year	$7.54		$5.88		$10.78		$15.36	$12.07

Total Return(c)	28.23%		(2.25)%		(19.05)%		43.47%	1.16%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$48,531		$44,532		$56,319		$87,291	$73,973
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(d)	0.94%		0.92%		1.34%		1.75%	2.06%
After fees waived and expenses reimbursed(d)	1.30%		1.30%		1.36	%(e)	1.39%	1.39%
Ratio of net investment loss to average net assets:
Before fees waived and expenses reimbursed(d)	(0.56)%		(0.70)%		(1.29)%		(1.54)%	(1.78)%
After fees waived and expenses reimbursed(d)	(0.93)%		(1.07)%		(1.31)%		(1.18)%	(1.11)%
Portfolio turnover rate(f)	11%		7%		104%		33%	38%

(a)	Based on average shares outstanding for the year.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Effective January 11, 2022, the expense cap decreased from 1.39% to 1.30%.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund

FINANCIAL HIGHLIGHTS

Class I

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024		2023		2022		2021		2020
Selected Per Share Data:
Net asset value, beginning of year	$7.68		$12.60		$17.59		$13.58		$15.35

Investment operations:
Net investment loss(a)	(0.06	)(b)	(0.08	)(b)	(0.17	)(b)	(0.15)		(0.13)
Net realized and unrealized gain (loss)	2.27		(0.31)		(2.69)		6.04		0.47
Total from investment operations	2.21		(0.39)		(2.86)		5.89		0.34

Less distributions:
From net realized gains	—		(4.53)		(2.13)		(1.88)		(2.11)
Total distributions	—		(4.53)		(2.13)		(1.88)		(2.11)

Net asset value, end of year	$9.89		$7.68		$12.60		$17.59		$13.58

Total Return(c)	28.78%		(2.08)%		(18.90)%		43.92%		1.41%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$33,069		$28,790		$39,308		$61,121		$40,165
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(d)	0.73%		0.72%		1.12%		1.51	%(e)	1.78%
After fees waived and expenses reimbursed(d)	1.05%		1.05%		1.11	%(f)	1.08%		1.14%
Ratio of net investment loss to average net assets:
Before fees waived and expenses reimbursed(d)	(0.34)%		(0.48)%		(1.07)%		(1.31	)%(e)	(1.50)%
After fees waived and expenses reimbursed(d)	(0.67)%		(0.81)%		(1.06)%		(0.87)%		(0.86)%
Portfolio turnover rate(g)	11%		7%		104%		33%		38%

(a)	Based on average shares outstanding for the year.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Ratios exclude the 12b-1 refund.
(f)	Effective January 11, 2022, the expense cap decreased from 1.14% to 1.05%.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

(For a share outstanding during each period)

	For the Year Ended May 31, 2024	For the Period Ended May 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.15	$11.26

Investment operations:
Net investment income(b)	(0.01)	0.03
Net realized and unrealized gain (loss)	3.56	(0.14	)(c)
Total from investment operations	3.55	(0.11)

Less distributions:
Net investment income	(0.01)	—
Total distributions	(0.01)	—

Net asset value, end of period	$14.69	$11.15

Total Return(d)	31.88%	(0.98	)%(e)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,120	$2,143
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.54%	1.54	%(f)
After fees waived and expenses reimbursed	1.24%	1.24	%(f)
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed	(0.36)%	2.99	%(f)
After fees waived and expenses reimbursed	(0.06)%	3.29	%(f)
Portfolio turnover rate(g)	174%	188%

(a)	For the period May 1, 2023 (commencement of operations) to May 31, 2023.
(b)	Based on average shares outstanding for the year.
(c)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(d)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022		2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$11.15	$11.09	$18.27		$11.46	$11.54

Investment operations:
Net investment income (loss)(a)	0.02	0.01	0.01		(0.04)	0.02
Net realized and unrealized gain (loss)	3.56	0.07	(1.00)		7.14	(0.07)
Total from investment operations	3.58	0.08	(0.99)		7.10	(0.05)

Less distributions:
Net investment income	(0.02)	(0.02)	—		(0.01)	(0.03)
From net realized gains	—	—	(6.19)		(0.28)	—
Total distributions	(0.02)	(0.02)	(6.19)		(0.29)	(0.03)

Net asset value, end of year	$14.71	$11.15	$11.09		$18.27	$11.46

Total Return(b)	32.14%	0.76%	(10.43)%		62.34%	(0.44)%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$203,772	$76,580	$78,983		$20,369	$15,500
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.18%	1.33%	1.36%		1.67%	2.23%
After fees waived and expenses reimbursed	0.99%	0.99%	1.00	%(c)	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed	(0.04)%	(0.21)%	(0.30)%		(0.82)%	(0.91)%
After fees waived and expenses reimbursed	0.15%	0.12%	0.06%		(0.30)%	0.17%
Portfolio turnover rate(d)	174%	188%	177%		179%	170%

(a)	Based on average shares outstanding for the year.
(b)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(c)	Effective July 1, 2021, the expense cap decreased from 1.15% to 0.99%.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund

FINANCIAL HIGHLIGHTS

Class A

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$14.17	$21.10	$23.57	$16.93	$16.92

Investment operations:
Net investment income (loss)(a)(b)	0.12	0.19	1.98	(0.09)	(0.05)
Net realized and unrealized gain (loss)	2.84	(0.53)	(2.97)	6.73	1.25
Total from investment operations	2.96	(0.34)	(0.99)	6.64	1.20

Less distributions:
Net investment income	(0.18)	(2.11)	—	—	(1.19)
From net realized gains	—	(4.48)	(1.48)	—	—
Total distributions	(0.18)	(6.59)	(1.48)	—	(1.19)

Net asset value, end of year	$16.95	$14.17	$21.10	$23.57	$16.93

Total Return(c)	20.99%	(0.57)%	(4.94)%	39.20%	6.63%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$32,062	$30,433	$37,762	$45,140	$35,278
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(d)(e)	0.94%	1.23%	0.79%	0.92%	1.34%
After fees waived and expenses reimbursed(d)(e)	0.94%	0.92%	0.79%	1.13%	1.20%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(d)	0.74%	0.79%	8.41%	(0.23)%	(0.40)%
After fees waived and expenses reimbursed(d)	0.74%	1.10%	8.41%	(0.44)%	(0.26)%
Portfolio turnover rate(f)	12%	13%	65%	15%	7%

(a)	Based on average shares outstanding for the year.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Adviser does not receive management fees for Fund assets invested in other series of the Trust advised by the Adviser (affiliated investments).
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022	2021		2020
Selected Per Share Data:
Net asset value, beginning of year	$15.43	$22.33	$24.83	$17.73		$17.59

Investment operations:
Net investment income (loss)(a)(b)	0.18	0.25	2.22	0.06		(0.01)
Net realized and unrealized gain (loss)	3.10	(0.56)	(3.24)	7.04		1.36
Total from investment operations	3.28	(0.31)	(1.02)	7.10		1.35

Less distributions:
Net investment income	(0.22)	(2.11)	—	—		(1.21)
From net realized gains	—	(4.48)	(1.48)	—		—
Total distributions	(0.22)	(6.59)	(1.48)	—		(1.21)

Net asset value, end of year	$18.49	$15.43	$22.33	$24.83		$17.73

Total Return(c)	21.34%	(0.38)%	(4.79)%	40.07%		7.17%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$8,426	$8,420	$10,136	$10,592		$5,851
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(d)(e)	0.70%	0.99%	0.54%	0.67	%(f)	0.92%
After fees waived and expenses reimbursed(d)(e)	0.70%	0.68%	0.54%	0.43%		0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(d)	1.06%	1.03%	8.92%	0.05	%(f)	(0.10)%
After fees waived and expenses reimbursed(d)	1.06%	1.34%	8.92%	0.29%		(0.08)%
Portfolio turnover rate(g)	12%	13%	65%	15%		7%

(a)	Based on average shares outstanding for the year.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Adviser does not receive management fees for Fund assets invested in other series of the Trust advised by the Adviser (affiliated investments).
(f)	Ratios exclude 12b-1 refund.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

FINANCIAL HIGHLIGHTS

Class I

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022		2021		2020
Selected Per Share Data:
Net asset value, beginning of year	$17.86	$20.96	$23.32		$17.47		$16.25

Investment operations:
Net investment income(a)	0.99	1.09	0.41		0.21		0.24
Net realized and unrealized gain (loss)	2.77	(0.89)	(0.55)		6.18		1.28
Total from investment operations	3.76	0.20	(0.14)		6.39		1.52

Less distributions:
Net investment income	(0.76)	(0.65)	(0.38)		(0.18)		(0.25)
From net realized gains	—	(2.31)	(1.84)		(0.36)		(0.05)
From return of capital	(0.19)	(0.34)	—		—		—
Total distributions	(0.95)	(3.30)	(2.22)		(0.54)		(0.30)

Net asset value, end of year	$20.67	$17.86	$20.96		$23.32		$17.47

Total Return(b)	21.51%	1.25%	(1.49)%		37.06%		9.35%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$144,386	$46,577	$25,793		$16,186		$11,146
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.04%	1.20%	1.27%		1.44	%(c)	1.89%
After fees waived and expenses reimbursed	0.97%	0.97%	0.99	%(d)	1.00%		1.00%
Ratio of net investment income to average net assets:
Before fees waived and expenses reimbursed	5.00%	5.41%	1.50%		0.59	%(c)	0.47%
After fees waived and expenses reimbursed	5.07%	5.64%	1.78%		1.03%		1.36%
Portfolio turnover rate(e)	115%	260%	179%		28%		18%

(a)	Based on average shares outstanding for the year.
(b)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(c)	Ratios exclude the 12b-1 refund.
(d)	Effective January 11, 2022, the expense cap decreased from 1.00% to 0.97%.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Class A

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$12.74	$13.59	$15.15	$11.81	$11.62

Investment operations:
Net investment income (loss)(b)(c)	0.08	0.06	(0.03)	(0.09)	0.05
Net realized and unrealized gain (loss)	2.08	0.02	(0.80)	3.43	0.72
Total from investment operations	2.16	0.08	(0.83)	3.34	0.77

Less distributions:
Net investment income	(0.09)	(0.06)	—	—	(0.06)
From net realized gains	(0.02)	(0.87)	(0.73)	—	(0.52)
Total distributions	(0.11)	(0.93)	(0.73)	—	(0.58)

Net asset value, end of year	$14.79	$12.74	$13.59	$15.15	$11.81

Total Return(d)	16.99%	1.04%	(5.93)%	28.28%	6.53%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$94,310	$85,244	$92,843	$97,180	$81,511
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(e)	1.62%	1.74%	1.61%	1.55%	1.56%
After fees waived and expenses reimbursed(e)	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(e)	0.51%	0.24%	(0.27)%	(0.70)%	0.39%
After fees waived and expenses reimbursed(e)	0.58%	0.43%	(0.21)%	(0.70)%	0.40%
Portfolio turnover rate(f)	66%	96%	67%	79%	128%

(a)	Effective June 11, 2021, the Stadion Tactical Growth Fund Class A converted to the North Square Tactical Growth Fund Class A. See Note 1.
(b)	Based on average shares outstanding for the year.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Class C

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024		2023		2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$11.80		$12.69		$14.30	$11.24	$11.14

Investment operations:
Net investment loss(b)(c)	(0.02	)(d)	(0.04	)(d)	(0.13)	(0.19)	(0.04	)(d)
Net realized and unrealized gain (loss)	1.92		0.03		(0.75)	3.25	0.69
Total from investment operations	1.90		(0.01)		(0.88)	3.06	0.65

Less distributions:
Net investment income	—		(0.01)		—	—	(0.03)
From net realized gains	—		(0.87)		(0.73)	—	(0.52)
Total distributions	—		(0.88)		(0.73)	—	(0.55)

Net asset value, end of year	$13.70		$11.80		$12.69	$14.30	$11.24

Total Return(e)	16.10%		0.31%		(6.61)%	27.22%	5.73%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$60,037		$71,369		$84,867	$106,291	$95,291
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(f)	2.37%		2.50%		2.37%	2.31%	2.33%
After fees waived and expenses reimbursed(f)	2.30%		2.30%		2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets:
Before fees waived and expenses reimbursed(f)	(0.22)%		(0.51)%		(1.02)%	(1.46)%	(0.36)%
After fees waived and expenses reimbursed(f)	(0.15)%		(0.31)%		(0.95)%	(1.45)%	(0.33)%
Portfolio turnover rate(g)	66%		96%		67%	79%	128%

(a)	Effective June 11, 2021, the Stadion Tactical Growth Fund Class C converted to the North Square Tactical Growth Fund Class C. See Note 1.
(b)	Based on average shares outstanding for the year.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(e)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Class I

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$13.04	$13.87	$15.42	$12.00	$11.77

Investment operations:
Net investment income (loss)(b)(c)	0.11	0.09	0.01	(0.06)	0.08
Net realized and unrealized gain (loss)	2.13	0.03	(0.83)	3.48	0.74
Total from investment operations	2.24	0.12	(0.82)	3.42	0.82

Less distributions:
Net investment income	(0.12)	(0.08)	—	— (d)	(0.07)
From net realized gains	(0.02)	(0.87)	(0.73)	—	(0.52)
Total distributions	(0.14)	(0.95)	(0.73)	—	(0.59)

Net asset value, end of year	$15.14	$13.04	$13.87	$15.42	$12.00

Total Return(e)	17.25%	1.33%	(5.71)%	28.53%	6.88%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$361,085	$314,829	$344,653	$391,964	$314,646
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(f)	1.37%	1.50%	1.38%	1.33%	1.34%
After fees waived and expenses reimbursed(f)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(f)	0.74%	0.48%	(0.03)%	(0.48)%	0.62%
After fees waived and expenses reimbursed(f)	0.81%	0.68%	0.05%	(0.45)%	0.66%
Portfolio turnover rate(g)	66%	96%	67%	79%	128%

(a)	Effective June 11, 2021, the Stadion Tactical Growth Fund Class I converted to the North Square Tactical Growth Fund Class I. See Note 1.
(b)	Based on average shares outstanding for the year.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Rounds to less than $0.005 per share.
(e)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

FINANCIAL HIGHLIGHTS

Class A

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$15.42	$16.05	$16.00	$12.41	$13.52

Investment operations:
Net investment income (loss)(b)(c)	0.13	0.05	(0.11)	(0.10)	0.07
Net realized and unrealized gain (loss)	2.07	(0.68)	0.16	3.69	(1.12)
Total from investment operations	2.20	(0.63)	0.05	3.59	(1.05)

Less distributions:
Net investment income	—	—	—	—	(0.06)
Total distributions	—	—	—	—	(0.06)

Net asset value, end of year	$17.62	$15.42	$16.05	$16.00	$12.41

Total Return(d)	14.27%	(3.93)%	0.30%	28.93%	(7.85)%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$20,434	$20,302	$23,392	$21,542	$18,526
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(e)	1.97%	1.97%	1.86%	1.87%	1.85%
After fees waived and expenses reimbursed(e)	1.96%	1.95%	1.86%	1.87%	1.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(e)	0.79%	0.25%	(0.65)%	(0.71)%	0.47%
After fees waived and expenses reimbursed(e)	0.80%	0.29%	(0.65)%	(0.71)%	0.47%
Portfolio turnover rate(f)	296%	677%	289%	350%	522%

(a)	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class A converted to the North Square Tactical Defensive Fund Class A. See Note 1.
(b)	Based on average shares outstanding for the year.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

FINANCIAL HIGHLIGHTS

Class C

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023		2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$13.84	$14.52		$14.59	$11.40	$12.51

Investment operations:
Net investment income (loss)(b)(c)	0.01	(0.07	)(d)	(0.21)	(0.19)	(0.03	)(d)
Net realized and unrealized gain (loss)	1.85	(0.61)		0.14	3.38	(1.03)
Total from investment operations	1.86	(0.68)		(0.07)	3.19	(1.06)

Less distributions:
Net investment income	—	—		—	—	(0.05)
Total distributions	—	—		—	—	(0.05)

Net asset value, end of year	$15.70	$13.84		$14.52	$14.59	$11.40

Total Return(e)	13.44%	(4.68)%		(0.49)%	27.98%	(8.54)%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$3,316	$4,005		$7,265	$11,711	$13,586
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(f)	2.75%	2.74%		2.62%	2.62%	2.61%
After fees waived and expenses reimbursed(f)	2.71%	2.70%		2.62%	2.62%	2.61%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(f)	0.02%	(0.52)%		(1.37)%	(1.42)%	(0.24)%
After fees waived and expenses reimbursed(f)	0.06%	(0.48)%		(1.37)%	(1.42)%	(0.24)%
Portfolio turnover rate(g)	296%	677%		289%	350%	522%

(a)	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class C converted to the North Square Tactical Defensive Fund Class C. See Note 1.
(b)	Based on average shares outstanding for the year.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(e)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

FINANCIAL HIGHLIGHTS

Class I

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$15.86	$16.47	$16.39	$12.69	$13.79

Investment operations:
Net investment income (loss)(b)(c)	0.18	0.09	(0.07)	(0.07)	0.09
Net realized and unrealized gain (loss)	2.13	(0.70)	0.15	3.77	(1.13)
Total from investment operations	2.31	(0.61)	0.08	3.70	(1.04)

Less distributions:
Net investment income	—	—	—	—	(0.06)
Total distributions	—	—	—	—	(0.06)

Net asset value, end of year	$18.17	$15.86	$16.47	$16.39	$12.69

Total Return(d)	14.56%	(3.70)%	0.46%	29.16%	(7.61)%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$31,947	$36,249	$42,354	$44,999	$46,311
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(e)	1.77%	1.77%	1.66%	1.68%	1.66%
After fees waived and expenses reimbursed(e)	1.70%	1.70%	1.66%	1.68%	1.66%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(e)	1.02%	0.47%	(0.44)%	(0.50)%	0.65%
After fees waived and expenses reimbursed(e)	1.09%	0.53%	(0.44)%	(0.50)%	0.65%
Portfolio turnover rate(f)	296%	677%	289%	350%	522%

(a)	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class I converted to the North Square Tactical Defensive Fund Class I. See Note 1.
(b)	Based on average shares outstanding for the year.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund

FINANCIAL HIGHLIGHTS

Class A

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$10.27	$10.99	$11.67	$10.72	$10.37

Investment operations:
Net investment income(b)(c)	0.17	0.11	0.02	0.06	0.13
Net realized and unrealized gain (loss)	(0.17)	(0.74)	(0.68)	0.98	0.39
Total from investment operations	—	(0.63)	(0.66)	1.04	0.52

Less distributions:
Net investment income	(0.19)	(0.09)	(0.02)	(0.08)	(0.17)
From net realized gains	—	—	—	(0.01)	—
Total distributions	(0.19)	(0.09)	(0.02)	(0.09)	(0.17)

Net asset value, end of year	$10.08	$10.27	$10.99	$11.67	$10.72

Total Return(d)	0.06%	(5.72)%	(5.69)%	9.74%	5.04%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$1,141	$1,351	$2,224	$2,708	$2,659
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(e)	2.29%	2.09%	1.87%	1.97%	1.89%
After fees waived and expenses reimbursed(e)	1.63%	1.63%	1.63%	1.63%	1.63%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(e)	1.05%	0.57%	(0.06)%	0.22%	0.95%
After fees waived and expenses reimbursed(e)	1.71%	1.02%	0.18%	0.56%	1.21%
Portfolio turnover rate(f)	4%	8%	16%	11%	21%

(a)	Effective June 11, 2021, the Stadion Trilogy Alternative Return Fund Class A converted to the North Square Trilogy Alternative Return Fund Class A. See Note 1.
(b)	Based on average shares outstanding for the year.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund

FINANCIAL HIGHLIGHTS

Class C

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$9.92	$10.65	$11.38	$10.47	$10.14

Investment operations:
Net investment income (loss)(b)(c)	0.10	0.03	(0.06)	(0.02)	0.04
Net realized and unrealized gain (loss)	(0.17)	(0.72)	(0.67)	0.96	0.40
Total from investment operations	(0.07)	(0.69)	(0.73)	0.94	0.44

Less distributions:
Net investment income	(0.08)	(0.04)	—	(0.03)	(0.11)
From net realized gains	—	—	—	— (d)	—
Total distributions	(0.08)	(0.04)	—	(0.03)	(0.11)

Net asset value, end of year	$9.77	$9.92	$10.65	$11.38	$10.47

Total Return(e)	(0.74)%	(6.49)%	(6.41)%	8.97%	4.34%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$1,422	$2,678	$3,739	$4,789	$5,384
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(f)	3.06%	2.87%	2.65%	2.73%	2.68%
After fees waived and expenses reimbursed(f)	2.38%	2.38%	2.38%	2.38%	2.38%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(f)	0.33%	(0.23)%	(0.84)%	(0.52)%	0.13%
After fees waived and expenses reimbursed(f)	1.01%	0.27%	(0.57)%	(0.17)%	0.43%
Portfolio turnover rate(g)	4%	8%	16%	11%	21%

(a)	Effective June 11, 2021, the Stadion Trilogy Alternative Return Fund Class C converted to the North Square Trilogy Alternative Return Fund Class C. See Note 1.
(b)	Based on average shares outstanding for the year.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Rounds to less than $0.005 per share.
(e)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund

FINANCIAL HIGHLIGHTS

Class I

(For a share outstanding during each year)

	For the Years Ended May 31,
	2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of year	$10.33	$11.05	$11.71	$10.76	$10.40

Investment operations:
Net investment income(b)(c)	0.20	0.13	0.05	0.09	0.15
Net realized and unrealized gain (loss)	(0.17)	(0.74)	(0.68)	0.98	0.41
Total from investment operations	0.03	(0.61)	(0.63)	1.07	0.56

Less distributions:
Net investment income	(0.21)	(0.11)	(0.03)	(0.11)	(0.20)
From net realized gains	—	—	—	(0.01)	—
Total distributions	(0.21)	(0.11)	(0.03)	(0.12)	(0.20)

Net asset value, end of year	$10.15	$10.33	$11.05	$11.71	$10.76

Total Return(d)	0.33%	(5.56)%	(5.45)%	9.98%	5.39%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$16,070	$22,767	$35,788	$39,552	$42,622
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(e)	2.08%	1.89%	1.68%	1.79%	1.72%
After fees waived and expenses reimbursed(e)	1.38%	1.38%	1.38%	1.38%	1.38%
Ratio of net investment income to average net assets:
Before fees waived and expenses reimbursed(e)	1.28%	0.73%	0.13%	0.43%	1.09%
After fees waived and expenses reimbursed(e)	1.97%	1.24%	0.43%	0.84%	1.43%
Portfolio turnover rate(f)	4%	8%	16%	11%	21%

(a)	Effective June 11, 2021, the Stadion Trilogy Alternative Return Fund Class I converted to the North Square Trilogy Alternative Return Fund Class I. See Note 1.
(b)	Based on average shares outstanding for the year.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2024

Note 1 – Organization

North Square Spectrum Alpha Fund (“Spectrum Alpha” or “Spectrum Alpha Fund”), North Square Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), North Square Multi Strategy Fund (“Multi Strategy” or “Multi Strategy Fund”), North Square Preferred and Income Securities Fund (“Preferred and Income Securities” or “Preferred and Income Securities Fund”), North Square Tactical Growth Fund (“Tactical Growth” or “Tactical Growth Fund”), North Square Tactical Defensive Fund (“Tactical Defensive” or “Tactical Defensive Fund”) and North Square Trilogy Alternative Return Fund (“Trilogy Alternative Return” or “Trilogy Alternative Return Fund”) each a “Fund” and collectively, the “Funds”) are organized as a series of Exchange Place Advisors Trust (formerly, North Square Investments Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Spectrum Alpha Fund, Dynamic Small Cap Fund, Small Cap Growth Fund, Multi Strategy Fund, Preferred and Income Securities Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund are diversified Funds. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board.

The Spectrum Alpha Fund’s primary investment objective is to provide capital appreciation. Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to become a “fund of funds” that invests primarily in affiliated mutual funds. Prior to January 11, 2022, the Fund invested primarily in equity securities of small capitalization companies. Effective January 11, 2022, the Fund’s sub-adviser also changed.

The Dynamic Small Cap Fund’s primary investment objective is long-term capital appreciation. The Fund has adopted the historical performance of the Oak Ridge Dynamic Small Cap Fund as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Oak Ridge Dynamic Small Cap Fund.

The Multi Strategy Fund’s primary investment objective is to provide capital appreciation. The Fund has adopted the historical performance of the Oak Ridge Multi Strategy Fund as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Oak Ridge Multi Strategy Fund.

The Preferred and Income Securities Fund’s primary investment objective is to seek total return through current income and capital appreciation. Effective January 11, 2022, the Fund made certain changes to its investment objective and principal investment strategies, including the modification of the strategies to invest in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Effective January 11, 2022, the Fund’s sub-adviser also changed.

The Tactical Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund has adopted the historical performance of the Stadion Tactical Growth Fund, a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Stadion Tactical Growth Fund.

The Tactical Defensive Fund’s primary investment objective is to seek capital appreciation. The Fund has adopted the historical performance of the Stadion Tactical Defensive Fund, a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Stadion Tactical Defensive Fund.

The Trilogy Alternative Return Fund’s primary investment objective is total return, with an emphasis on lower risk and volatility than the U.S. equity markets. The Fund has adopted the historical performance of the Stadion Trilogy Alternative Return Fund, a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Stadion Trilogy Alternative Return Fund.

The shares of each class represent an interest in the same portfolio of investments of their respective Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Exchange-traded options on securities and indices purchased or sold by the Funds generally will be valued at the mean of the last bid and ask prices. Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s Adviser, as Valuation Designee, subject to review and approval by the Adviser’s Valuation Committee, in accordance to procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determination. The actions of the Adviser’s Valuation Committee and the Valuation Designee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed.

In certain circumstances, the Funds employ fair value pricing to ensure greater accuracy in determining daily NAVs and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies. Circumstances in which fair value pricing may be applied to securities held by a Fund may include, but are not limited to: (1) investments that are classified as illiquid or traded infrequently, which may include “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is no current market value quotation. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available. The Board received a report on all securities that were fair valued by the Adviser during the quarter.

(b) Purchased/Written Option Contracts

Each Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Fund to equity price risk.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

(c) Futures Contracts

Each Fund may use futures contracts to adjust risk and return of its overall investment positions. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, a Fund would continue to be subject to market risk with respect to the value of the contracts.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Funds, that are specific to individual share classes, are accrued directly to the respective share class.

(e) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. This evaluation requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the previous three tax year ends and the current tax year, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Preferred and Income Securities Fund will make distributions of net investment income monthly. The Spectrum Alpha Fund, Dynamic Small Cap Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

(g) Line of Credit

U.S. Bank, N.A. has made available to the Funds an unsecured line of credit pursuant to a Loan Agreement for the Trust, expiring on June 11, 2025. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Trust may borrow up to the lesser of $50,000,000 or certain percentage amounts based on the net assets of the Funds, or 33.33% of unencumbered assets.

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate. As of May 31, 2024, the Prime Rate was 8.50%. During the fiscal year ended May 31, 2024, Preferred and Income Securities Fund had 6 draws on the line of credit for two days in the amount of $2,583,000 at 8.50%, one day in the amount $542,000 at 8.50%, two days in the amount of $222,000 at 8.50%, six days in the amount of $5,452,000 at 8.50%, three days in the amount of $163,000 at 8.50% and one day in the amount of $734,000 at 8.50% for which the Preferred and Income Securities Fund was charged $5,361 in interest expense. The Tactical Defensive Fund had one draw on the line of credit for one day in the amount of $253,000 at 8.50% for which the Tactical Defensive Fund was charged $60 in interest expense.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Adviser” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. Fees paid to the Adviser for the fiscal year ended May 31, 2024 are reported on the Statements of Operations. The annual and tiered rates are listed by Fund in the below table:

Investment Advisory Fees
Spectrum Alpha Fund	0.20%
Dynamic Small Cap Fund	0.90%
Multi Strategy Fund	0.00%-0.50%(a)
Preferred and Income Securities Fund	0.75%
Tactical Growth Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Tactical Defensive Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Trilogy Alternative Return Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%

(a)	The annual advisory fee is calculated as follows: (i) 0.00% for Fund assets invested in other series of the Trust advised by the Adviser (“affiliated investments”) and (ii) 0.50% for Fund assets invested in non-affiliated investments.

Under the Advisory Agreement, the Adviser is responsible for providing or overseeing the provision of all investment management services to the Funds, including furnishing a continuous investment program for the Funds and determining what securities and other investments the Funds should buy and sell. The Adviser, together with the administrator to the Funds, is also responsible for assisting in the supervision and coordination of all aspects of the Funds’ operations, including the coordination of the Funds’ other services providers and the provision of related administrative and other services. The Adviser is authorized to delegate certain of its duties with respect to a Fund to one or more sub-advisers.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

The Adviser engages NSI Retail Advisors, LLC, an affiliate of the Adviser, to manage the portfolio assets of Spectrum Alpha Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund as sub-adviser, Algert Global LLC to manage the portfolio assets of Dynamic Small Cap Fund as sub-adviser, and Red Cedar Investment Management, LLC to manage the portfolio assets of Preferred and Income Securities Fund.

The Adviser has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses
		Class A	Class C	Class I
	Agreement Expires	Shares(a)	Shares(a)	Shares(a)
Spectrum Alpha Fund	September 30, 2025	1.30%	—	1.05%
Dynamic Small Cap Fund	September 30, 2029	1.24%	—	0.99%
Multi Strategy Fund	September 30, 2029	1.20%	—	1.17%
Preferred and Income Securities Fund	September 30, 2029	—	—	0.97%
Tactical Growth Fund	September 30, 2025	1.30%(b)	1.30%(b)	1.30%(b)
Tactical Defensive Fund	September 30, 2025	1.70%(b)	1.70%(b)	1.70%(b)
Trilogy Alternative Return Fund	September 30, 2025	1.38%(b)	1.38%(b)	1.38%(b)

(a)	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
(b)	Exclusive of payments under a Rule 12b-1 Distribution Plan.

The Adviser is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. For the fiscal year ended May 31, 2024, the Spectrum Alpha Fund recouped $175,211 and $104,485 in Class A and Class I, respectively. The Dynamic Small Cap Fund, Preferred and Income Securities Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund waived $336,562, $58,223, $360,461, $28,263 and $153,994, respectively.

The Adviser may recapture all or a portion of this amount no later than the dates stated below:

	Spectrum Alpha Fund
	Class A	Class I	Total
May 31, 2025	$128,144	$93,377	$221,521
	$128,144	$93,377	$221,521

	Dynamic Small Cap Fund
	Class A	Class I	Total
May 31, 2025	$—	$162,452	$162,452
May 31, 2026	127	238,685	238,812
May 31, 2027	92,544	244,018	336,562
	$92,671	$645,155	$737,826

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

Preferred and Income Securities Fund
May 31, 2025	$56,691
May 31, 2026	94,057
May 31, 2027	58,223
$208,971

	Tactical Growth Fund
	Class A	Class C	Class I	Total
May 31, 2025	$64,123	$70,169	$300,815	$435,107
May 31, 2026	171,866	153,546	626,943	952,355
May 31, 2027	61,533	45,058	253,870	360,461
	$297,522	$268,773	$1,181,628	$1,747,923

	Tactical Defensive Fund
	Class A	Class C	Class I	Total
May 31, 2026	$7,574	$2,679	$25,875	$36,128
May 31, 2027	1,991	1,508	24,764	28,263
	$9,565	$4,187	$50,639	$64,391

	Trilogy Alternative Return Fund
	Class A	Class C	Class I	Total
May 31, 2025	$5,635	$10,923	$108,017	$124,575
May 31, 2026	7,816	15,224	133,633	156,673
May 31, 2027	9,449	12,458	132,087	153,994
	$22,900	$38,605	$373,737	$435,242

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Funds’ fund accountant, transfer agent and administrator. The Funds’ allocated fees incurred for fund accounting, transfer agency and fund administration for the fiscal year ended May 31, 2024 are reported on the Statements of Operations.

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Adviser pays the Distributor a fee for its distribution-related services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Funds’ allocated fees incurred for compliance services for the fiscal year ended May 31, 2024, are reported on the Statements of Operations.

Each Independent Trustee receives from the Trust an annual retainer of $50,000, plus $5,000 for each regularly scheduled Board meeting attended, $2,000 for each special meeting attended, plus reimbursement of related expenses. The Chairman of the Board receives an additional annual retainer of $6,250, the Chair of the Audit Committee receives an additional annual retainer of $2,500, and the Chair of the Governance Committee receives an additional annual retainer of $1,250.

Certain officers and a Trustee of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Funds for serving in such capacities.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

Note 4 – Federal Income Taxes

At May 31, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Spectrum Alpha	Dynamic Small	Multi Strategy	Preferred and Income Securities
	Fund	Cap Fund	Fund	Fund
Tax cost of investments	$73,410,011	$221,141,565	$34,438,144	$132,912,971
Gross unrealized appreciation	8,535,422	33,407,117	6,132,978	9,385,504
Gross unrealized depreciation	(115,606)	(6,870,498)	(91,229)	(189,721)
Net unrealized appreciation (depreciation) on investments	$8,419,816	$26,536,619	$6,041,749	$9,195,783

	Tactical Growth Fund	Tactical Defensive Fund	Trilogy Alternative Return Fund
Tax cost of investments	$351,206,827	$52,606,315	$14,362,098
Gross unrealized appreciation	164,182,814	3,106,857	6,533,289
Gross unrealized depreciation	—	—	(2,114,255)
Net unrealized appreciation (depreciation) on investments	$164,182,814	$3,106,857	$4,419,034

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Reclassifications are caused primarily by the utilization of earnings and profits distributed to shareholders on redemption of shares and net operating losses. For the fiscal year ended May 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/ loss as follows:

	Paid-In Capital	Accumulated Earnings (Deficit)
Spectrum Alpha Fund	$(644,428)	$644,428
Dynamic Small Cap Fund	76,486	(76,486)
Multi Strategy Fund	73,675	(73,675)
Tactical Growth Fund	174,774	(174,774)

As of May 31, 2024, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

				Preferred and
	Spectrum Alpha	Dynamic Small	Multi Strategy	Income Securities
	Fund	Cap Fund	Fund	Fund
	2024	2024	2024	2024
Undistributed ordinary income	$—	$1,875,529	$331,370	$—
Accumulated capital and other losses	(5,367,881)	—	—	(665,546)
Undistributed capital gains	—	4,511,952	454,463	—
Other temporary difference	—	—	—	1,483,813
Unrealized appreciation (depreciation) on investments	8,419,816	26,536,619	6,041,749	9,195,997
Total accumulated deficit	$3,051,935	$32,924,100	$6,827,582	$10,014,264

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

	Tactical Growth Fund	Tactical Defensive Fund	Trilogy Alternative Return Fund
	2024	2024	2024
Undistributed ordinary income	$—	$544,283	$118,250
Accumulated capital and other losses	—	(8,080,999)	(2,822,180)
Undistributed capital gains	7,241,507	—	—
Unrealized appreciation (depreciation) on investments	164,182,814	3,106,857	4,419,035
Total accumulated deficit	$171,424,321	$(4,429,859)	$1,715,105

The tax character of distributions paid for the fiscal years ended May 31, 2024 and May 31, 2023 were as follows:

	Spectrum Alpha Fund		Dynamic Small Cap Fund		Multi Strategy Fund
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary income	$—	$—	$256,513	$144,105	$498,846	$4,507,952
Long-term capital gains	—	37,229,970	—	—	—	9,580,068
Total distributions paid	$—	$37,229,970	$256,513	$144,105	$498,846	$14,088,020

	Preferred and Income Securities Fund		Tactical Growth Fund		Trilogy Alternative Return Fund
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary income	$3,314,596	$1,411,731	$3,211,349	$2,380,891	$410,821	$278,247
Long-term capital gains	—	4,921,108	867,963	31,241,773	—	—
Return of capital	839,988	702,036	—	—	—	—
Total distributions paid	$4,154,584	$7,034,875	$4,079,312	$33,622,664	$410,821	$278,247

As of May 31, 2024, the following Funds have non-expiring capital loss carryforwards:

	Short-Term	Long-Term
Spectrum Alpha Fund	$1,464,154	$3,519,502
Preferred and Income Securities Fund	623,358	42,189
Tactical Defensive Fund	8,080,999	—
Trilogy Alternative Return Fund	2,822,180	—

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the fiscal year ended May 31, 2024, the Funds utilized capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Dynamic Small Cap Fund	$11,931,483	$—
Preferred and Income Securities Fund	2,406,331	340,418
Tactical Growth Fund	2,893,738	1,694,586
Tactical Defensive Fund	3,603,097	—
Trilogy Alternative Return Fund	528,072	—

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

As of May 31, 2024, the Funds had the following qualified late-year ordinary losses and post-October losses which are deferred until fiscal year 2024 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. Capital losses incurred after October 31 within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.

	Late Year Losses	Post-October Losses
Spectrum Alpha Fund	$384,225	$—

Note 5 – Investment Transactions

For the fiscal year ended May 31, 2024, purchases and sales of investments were as follows:

	Purchases	Sales
Spectrum Alpha Fund	$8,946,134	$21,256,473
Dynamic Small Cap Fund	399,092,868	271,044,464
Multi Strategy Fund	4,860,678	11,107,481
Preferred and Income Securities Fund	31,392,091	20,767,120
Tactical Growth Fund	273,750,401	384,977,403
Tactical Defensive Fund	136,526,004	120,664,148
Trilogy Alternative Return Fund	885,393	11,196,278

For the fiscal year ended May 31, 2024, the Preferred and Income Securities Fund had purchases and sales of long-term U.S. government obligations of $2,111,156 and $2,461,252, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the fiscal year ended May 31, 2024, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

For the fiscal year ended May 31, 2024, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2024, in valuing the Funds’ assets carried at fair value:

Spectrum Alpha Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,950,784	$—	$—	$3,950,784
Mutual Funds	77,226,762	—	—	77,226,762
Short-Term Investments	652,281	—	—	652,281
Total	$81,829,827	$—	$—	$81,829,827

Dynamic Small Cap Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$247,126,129	$—	$—	$247,126,129
Exchange-Traded Funds	551,464	—	—	551,464
Rights	—	—	—	—
Short-Term Investments	1,000,591	—	—	1,000,591
Total	$248,678,184	$—	$—	$248,678,184

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

Multi Strategy Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,224,911	$—	$—	$13,224,911
Mutual Funds	26,598,782	—	—	26,598,782
Short-Term Investments	656,200	—	—	656,200
Total	$40,479,893	$—	$—	$40,479,893

Preferred and Income Securities Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Preferred Stocks(a)	$1,466,896	$4,341,723	$—	$5,808,619
Corporate Bonds(a)	—	133,472,308	—	133,472,308
Short-Term Investments	2,827,827	—	—	2,827,827
Total	$4,294,723	$137,814,031	$—	$142,108,754

Futures Contracts(b)
Assets	$39,050	$—	$—	$39,050
Total	$39,050	$—	$—	$39,050

Tactical Growth Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$358,308,532	$—	$—	$358,308,532
Short-Term Investments	157,081,109	—	—	157,081,109
Total	$515,389,641	$—	$—	$515,389,641

Tactical Defensive Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,807,667	$—	$—	$54,807,667
Short-Term Investments	905,505	—	—	905,505
Total	$55,713,172	$—	$—	$55,713,172

Trilogy Alternative Return Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,646,610	$—	$—	$6,646,610
Exchange-Traded Funds	11,560,155	—	—	11,560,155
Purchased Options	200	897,825	—	898,025
Short-Term Investments	394,718	—	—	394,718
Total	$18,601,683	$897,825	$—	$19,499,508

Written Options
Liabilities	$(125)	$(718,250)	$—	$(718,375)
Total	$(125)	$(718,250)	$—	$(718,375)

(a)	Refer to Schedule of Investments for sector and industry classifications.
(b)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Note 10 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Spectrum Alpha Fund

	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation / (Depreciation)	Value End of Period	Dividend Income	Capital Gain Distributions
North Square Advisory Research Small Cap Growth Fund - Class I	$7,939,603	$—	$(8,710,227)	$(3,097,139)	$3,867,763	$—	$—	$—
North Square Advisory Research Small Cap Value Fund - Class I	13,341,571	3,633,732	(800,000)	(140,613)	4,271,412	20,306,102	133,733	—
North Square Dynamic Small Cap Fund - Class I	51,008,031	93,735	(9,500,000)	363,474	14,955,420	56,920,660	93,735	—
Total	$72,289,205	$3,727,467	$(19,010,227)	$(2,874,278)	$23,094,595	$77,226,762	$227,468	$—

	Shares Beginning of Period	Purchases	Sales	Shares End of Period
North Square Advisory Research Small Cap Growth Fund - Class I	744,105	—	(744,105)	—
North Square Advisory Research Small Cap Value Fund - Class I	1,456,503	312,109	(80,657)	1,687,955
North Square Dynamic Small Cap Fund - Class I	4,574,711	6,763	(711,953)	3,869,521
Total	6,775,319	318,872	(1,536,715)	5,557,476

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

Multi Strategy Fund

	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation / (Depreciation)	Value End of Period	Dividend Income	Capital Gain Distributions
North Square Advisory Research Small Cap Growth Fund - Class I	$1,560,016	$—	$(1,703,492)	$96,044	$47,432	$—	$—	$—
North Square Advisory Research Small Cap Value Fund - Class I	2,158,248	20,966	(200,000)	(26,831)	664,471	2,616,854	20,966	—
North Square Altrinsic International Equity Fund - Class I	4,817,009	520,009	—	—	708,267	6,045,285	90,009	—
North Square Dynamic Small Cap Fund - Class I	7,940,687	14,333	(2,375,000)	133,344	2,137,331	7,850,695	14,332	—
North Square McKee Bond Fund - Class R6	1,964,001	2,230,001	—	—	(9,470)	4,184,532	150,014	—
North Square Preferred and Income Securities Fund - Class I	6,881,865	281,787	(2,150,000)	252,575	635,190	5,901,416	304,170	—
North Square Strategic Income Fund - Class I	782,035	8,925	(784,279)	(32,370)	25,689	—	8,925	—
Total	$26,103,860	$3,076,021	$(7,212,771)	$422,762	$4,208,910	$26,598,782	$588,416	$—

	Shares Beginning of Period	Purchases	Sales	Shares End of Period
North Square Advisory Research Small Cap Growth Fund - Class I	146,206	—	(146,206)	—
North Square Advisory Research Small Cap Value Fund - Class I	235,617	1,830	(19,920)	217,527
North Square Altrinsic International Equity Fund - Class I	483,150	49,474	—	532,624
North Square Dynamic Small Cap Fund - Class I	712,169	1,035	(179,506)	533,698
North Square McKee Bond Fund - Class R6	223,690	260,631	—	484,321
North Square Preferred and Income Securities Fund - Class I	385,323	14,870	(114,687)	285,506
North Square Strategic Income Fund - Class I	90,934	1,032	(91,966)	—
Total	2,277,089	328,872	(552,285)	2,053,676

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

Note 11 – Derivative and Other Financial Instruments

At May 31, 2024, the Preferred and Income Securities Fund and the Trilogy Alternative Return Fund held derivative and other financial instruments which are not subject to a master netting arrangement. As the tables below illustrate, no positions are netted in the Fund’s financial statements:

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of May 31, 2024:

	Gross	Gross Amounts Offset on	Net Amounts Presented on	Gross Amounts not offset on the Statements of Assets and Liabilities
	Amounts of	the Statements	the Statements		Collateral
	Recognized	of Assets and	of Assets and	Financial	Received
Description	Liabilities	Liabilities	Liabilities	Instruments	(Pledged)	Net Amount
Preferred and Income Securities Fund
Futures contracts*	$2,406	$—	$2,406	$(2,406)	$—	$—
Total	$2,406	$—	$2,406	$(2,406)	$—	$—
Trilogy Alternative Return Fund
Written Options	$718,375	$—	$718,375	$(718,375)	$—	$—
Total	$718,375	$—	$718,375	$(718,375)	$—	$—

*	Reflects the current day variation margin as reported on the Fund’s statement of assets and liabilities.

The following table presents the fair value of derivative instruments for the Preferred and Income Securities Fund and the Trilogy Alternative Return Fund as of May 31, 2024 as presented on the Statements of Assets and Liabilities:

Location of Derivatives on the Statements of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Preferred and Income Securities Fund
Currency Risk:
Futures		Payable for net variation margin on futures contracts	$(2,406)
Trilogy Alternative Return Fund
Equity Price Risk:
Purchased Options	Investments, at value		898,025
Written Options		Options written, at value	(718,375)

The following table presents the results of the derivative trading and information related to volume for the year ended May 31, 2024 for the Preferred and Income Securities Fund and the Trilogy Alternative Return Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

Change in Unrealized
		Realized	Appreciation
	Location of Gain (Loss) on Derivatives	Loss on	(Depreciation) on
Derivatives	on the Statements of Operations	Derivatives	Derivatives
Preferred and Income Securities Fund
Currency Risk:
Futures	Net realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts	$(134,138)	$39,050

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

			Change in Unrealized
		Realized	Appreciation
	Location of Gain (Loss) on Derivatives	Loss on	(Depreciation) on
Derivatives	on the Statements of Operations	Derivatives	Derivatives
Trilogy Alternative Return Fund
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$(2,463,247)	$2,040,286
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	(521,142)	(1,273,454)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts held in the Preferred and Income Securities Fund and the Trilogy Alternative Return Fund during the fiscal year ended May 31, 2024 were:

		Average Ending
Derivatives	Derivatives	Monthly Fair Value
Preferred and Income Securities Fund	Futures(a)	$(1,587,002)
Trilogy Alternative Return Fund	Purchased Options(b)	1,652,575
	Written Options(b)	(889,800)

(a)	Average based on the five months during the year that had activity.
(b)	Average based on the twelve months during the year that had activity.

Note 12 – Underlying Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including exchange-traded funds (“ETFs”), open-end and closed-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2024, the Spectrum Alpha Fund had 94.7% of the value of its net assets invested in open-end mutual funds. As of May 31, 2024, the Multi Strategy Fund had 32.7% and 65.7% of the value of its net assets invested in ETFs and open-end mutual funds, respectively. As of May 31, 2024, the Tactical Growth Fund had 69.5% and 30.5% of the value of its net assets invested in ETFs and money market mutual funds, respectively. As of May 31, 2024, the Tactical Defensive Fund had 98.4% of the value of its net assets invested in ETFs. As of May 31, 2024, the Trilogy Alternatives Return Fund had 62.0% of the value of its net assets invested in ETFs. The financial statements of these ETFs and money market mutual funds can be found at www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Note 13 – Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector or industry, any development affecting that sector or industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector or industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector or industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2024, the Preferred and Income Securities Fund had 78.3% of the value of its net assets invested in securities within the Financials Sector.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

May 31, 2024

Note 14 – Accounting Regulations

Regulatory Updates

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds - Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

North Square Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Exchange Place Advisors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, futures contracts (as applicable), and written options (as applicable), of North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, and North Square Trilogy Alternative Return Fund (the “Funds”), each a series of Exchange Place Advisors Trust, as of May 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended May 31, 2022, and prior, were audited by other auditors whose report dated July 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 30, 2024

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of the Continuation of the Investment Advisory Agreement and Sub-Advisory Agreements (North Square Tactical Growth Fund, North Square Tactical Defensive Fund and North Square Trilogy Alternative Return Fund)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on December 6-7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Place Advisors Trust (formerly, North Square Investments Trust) (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Adviser”) and the Trust, on behalf of the North Square Tactical Growth Fund, the North Square Tactical Defensive Fund and the North Square Trilogy Alternative Return Fund; and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and NSI Real Advisors, LLC (“NSI Retail Advisors” or the “Sub-Adviser”) with respect to the North Square Tactical Growth Fund, the North Square Tactical Defensive Fund and the North Square Trilogy Alternative Return Fund (the “Funds”). The Adviser and the Sub-Adviser are collectively referred to as the “Advisers.” The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation at the Meeting, the Board requested and reviewed responses from the Advisers to the Section 15(c) requests posed to the Advisers on behalf of the Independent Trustees by Independent Trustee Counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information and data that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreement, memoranda provided by both Fund Counsel and Independent Trustee Counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreements, each Adviser’s Form ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Funds’ performance for periods ended October 31, 2023, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Advisers during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund, including information provided in connection with the consideration of advisory agreements for other Funds in the Trust. The Board reviewed and discussed the Advisers’ Section 15(c) responses and discussed various questions and information with representatives of the Advisers at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Advisers provided at the Meeting concerning the Agreements. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of, and request additional materials from, the Advisers. The Board met in executive sessions at which no representatives of management were present to consider the renewal of the Agreements and the Independent Trustees were also advised by, and met separately, in executive sessions with Independent Trustee Counsel. The Board further noted that the evaluation process with respect to the Advisers is an ongoing one. The Board, as noted above, also took into account information reviewed periodically throughout the year and in prior years that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgment. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements for the Funds for an additional one-year period.

In determining whether to approve the continuation of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements at the Meeting was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who, as noted above, each provided and reviewed a legal memorandum to the Board detailing the Board’s duties and responsibilities in connection with the various actions and approvals required in connection with the renewal of the Agreements. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Advisers. The Board noted the non-investment advisory services being provided by the Adviser, including the oversight and coordination of the Funds’ service providers and the provision of related administrative and other services. The Board also considered each Adviser’s reputation, organizational structure, resources and overall financial condition (including economic and other support provided by affiliates of the Adviser), and its willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the Funds.

In addition, the Board considered the Advisers’ professional personnel who provide or will provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board also considered the compliance programs and compliance records and regulatory history of the Advisers. The Board noted the Advisers’ support of the Funds’ compliance control structure, including the resources that are devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisers to address matters such as cybersecurity risks and to invest in business continuity planning. The Board also noted that, on a regular basis, it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Advisers and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also noted that it met separately, in executive session, with the CCO on a regular basis.

With respect to the Adviser, the Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Adviser, monitoring the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Adviser with respect to the services that the Sub-Adviser currently provides under the Sub-Advisory Agreement. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by the Adviser and not delegated to or assumed by the Sub-Adviser in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk which, among other things, can increase cost of operations and introduce legal and administrative challenges. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Advisory Agreement. In addition, the Board considered its familiarity with the Adviser’s personnel obtained from the Board’s oversight of the Funds and of other funds in the Trust advised by the Adviser, as well as the affiliation between the Adviser and the Sub-Adviser and any potential conflicts of interest.

With respect to the Sub-Adviser, which provides day-to-day portfolio management services for the Funds, subject to oversight by the Adviser, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of each Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-Adviser’s approach for compensating the portfolio managers. Moreover, the Board considered that the Adviser has the oversight responsibility for conflicts of interest relating to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge of the Sub-Adviser’s management and the quality of the performance of its duties as a sub-adviser, acquired through discussions and reports during the preceding year and in past years.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Adviser and the Sub-Adviser, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreement, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided, or to be provided, under each of the Agreements.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Fund Performance

The Board reviewed the performance of each Fund for the different time periods presented in the Board meeting materials and throughout the year. The Board considered various data and materials provided to the Board by the Advisers concerning Fund performance, including a comparison of the investment performance of each Fund to its respective benchmark index (or indices), as well as comparative fee information provided by Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the investment performance of each Fund to a universe of peer funds.

The Board received information at the Meeting, and throughout the year, concerning, and discussed factors contributing to, the performance of the Funds relative to their respective benchmarks and universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, as well as with respect to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board also noted the Adviser’s discussion of any differences in the investment strategies of the Funds relative to their respective peer universe. The Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions; the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this connection, the Board also noted how selecting different time periods for performance calculations can produce significantly different results in terms of a Fund’s returns and peer ranking on a relative basis. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. In addition, the Board considered that variations in performance among a Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

Based on these considerations, the Board concluded that the Adviser and the Sub-Adviser continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Adviser under the Advisory Agreement and each Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates being paid by the Adviser to the Sub-Adviser for sub-advisory services.

The Board reviewed information in the Broadridge Report comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of each Fund’s advisory fees and total expense ratio.

The Board also took into account management’s discussion of each Fund’s expenses and also noted certain cost savings initiatives implemented by the Adviser across all of the Funds. The Board also noted that the Adviser had entered into fee waiver and expense reimbursement arrangements with respect to each Fund.

In addition, the Board received and considered information about the portion of the advisory fee that is retained by the Adviser after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Adviser and not delegated to or assumed by the Sub-Adviser, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to the Sub-Adviser had been negotiated by the Adviser on an arm’s length basis and were paid by the Adviser and not the respective Fund. The Board considered the Adviser’s explanation that the sub-advisory fees are priced at a competitive level. In the case of each of the Funds, the Board considered and evaluated the fact that the Sub-Adviser was affiliated.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds, if any. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement were reasonable.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board also noted the Adviser’s representation that the services provided to each Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest and that the Adviser voluntarily waives each Fund’s management fee with respect to the amount of its net assets invested in an underlying affiliated fund

Profitability

The Board received and considered information concerning the Adviser’s costs of sponsoring the Funds and the profitability to the Adviser and its respective affiliates from providing services to the Funds. The Board noted that the levels of profitability may be affected by numerous factors. In addition, the Board received information relating to the operations and profitability to the Sub-Adviser from providing services to the Funds. The Board considered representations from the Adviser and the Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-Adviser was a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

Based on its review, the Board determined that the profits reported by the Advisers from services being provided to the Funds, if any, were not excessive.

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. In addition, the Board took into account management’s discussion of the Funds’ fee structures. The Board also considered the effect of each Fund’s growth in size on its performance and fees and that, if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Independent Trustees recognized that, because each Fund’s sub-advisory fees are paid by the Adviser, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Advisory Agreement.

The Board concluded that, especially in light of the current stage of development of the Funds, the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationships with the Funds. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Adviser and its affiliates may receive because of its relationships with the Funds, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates to be unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of both Fund Counsel and Independent Trustee Counsel, the Board, including the Independent Trustees acting separately, concluded that the approval of the renewal and continuation of the Agreements with respect to each Fund was in the best interest of each respective Fund and its shareholders.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Corporate Dividends Received Deduction

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2024 was as follows:

Spectrum Alpha Fund	0.00%	Tactical Growth Fund	57.77%
Dynamic Small Cap Fund	67.76%	Tactical Defensive Fund	0.00%
Multi Strategy Fund	26.17%	Trilogy Alternative Return Fund	62.86%
Preferred and Income Securities Fund	1.02%

Qualified Dividend Income

For the fiscal year ended May 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Spectrum Alpha Fund	0.00%	Tactical Growth Fund	100.00%
Dynamic Small Cap Fund	65.29%	Tactical Defensive Fund	0.00%
Multi Strategy Fund	91.80%	Trilogy Alternative Return Fund	69.88%
Preferred and Income Securities Fund	0.00%

Long-Term Capital Gain Designation

For the fiscal year ended May 31, 2024, the Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Spectrum Alpha Fund	$—	Tactical Growth Fund	$1,042,737
Dynamic Small Cap Fund	$65,482	Tactical Defensive Fund	$—
Multi Strategy Fund	$73,675	Trilogy Alternative Return Fund	$—
Preferred and Income Securities Fund	$—

North Square Funds

Adviser

North Square Investments, LLC

200 West Madison Street, Suite 2610

Chicago, Illinois 60606

Sub-Adviser	Sub-Adviser
Algert Global LLC	NSI Retail Advisors, LLC
101 California Street, Suite 3240	2000 Ericsson Drive, Suite 100
San Francisco, California 94111	Warrendale, Pennsylvania 15086

Sub-Adviser
Red Cedar Investment Management, LLC
333 Bridge Street NW, Suite 601
Grand Rapids, Michigan 49504

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Custodian

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

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FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Spectrum Alpha Fund	Class A	ORIGX	66263L304
North Square Spectrum Alpha Fund	Class I	ORIYX	66263L858
North Square Dynamic Small Cap Fund	Class A	ORSAX	66263L502
North Square Dynamic Small Cap Fund	Class I	ORSIX	66263L825
North Square Multi Strategy Fund	Class A	ORILX	66263L700
North Square Multi Strategy Fund	Class I	PORYX	66263L833
North Square Preferred and Income Securities Fund	Class I	ORDNX	66263L882
North Square Tactical Growth Fund	Class A	ETFAX	66263L734
North Square Tactical Growth Fund	Class C	ETFCX	66263L742
North Square Tactical Growth Fund	Class I	ETFOX	66263L726
North Square Tactical Defensive Fund	Class A	ETFRX	66263L718
North Square Tactical Defensive Fund	Class C	ETFZX	66263L692
North Square Tactical Defensive Fund	Class I	ETFWX	66263L684
North Square Trilogy Alternative Return Fund	Class A	STTGX	66263L650
North Square Trilogy Alternative Return Fund	Class C	STTCX	66263L668
North Square Trilogy Alternative Return Fund	Class I	STTIX	66263L676

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.northsquareinvest.com/fund-reports-holdings.

North Square Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

1-855-551-5521

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Place Advisors Trust

By (Signature and Title)		/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	8/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	8/08/2024

By (Signature and Title)		/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	8/08/2024